Vanguard® Core-Plus Bond Fund
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (26.1%)
U.S. Government Securities (2.1%)
	United States Treasury Note/Bond	1.875%	2/15/2041	1,421	986
	United States Treasury Note/Bond	1.750%	8/15/2041	1,000	670
[1]	United States Treasury Note/Bond	2.000%	11/15/2041	1,641	1,137
	United States Treasury Note/Bond	2.375%	2/15/2042	965	704
[1]	United States Treasury Note/Bond	3.000%	5/15/2042	1,000	796
	United States Treasury Note/Bond	3.375%	5/15/2044	2,971	2,423
	United States Treasury Note/Bond	2.500%	2/15/2045	1,000	702
	United States Treasury Note/Bond	4.750%	2/15/2045	1,700	1,663
	United States Treasury Note/Bond	2.500%	5/15/2046	2,300	1,580
	United States Treasury Note/Bond	2.750%	11/15/2047	800	564
	United States Treasury Note/Bond	2.375%	11/15/2049	2,300	1,465
	United States Treasury Note/Bond	2.000%	2/15/2050	1,250	728
[1]	United States Treasury Note/Bond	1.250%	5/15/2050	3,652	1,737
	United States Treasury Note/Bond	1.625%	11/15/2050	1,172	612
	United States Treasury Note/Bond	1.875%	2/15/2051	2,000	1,111
	United States Treasury Note/Bond	2.375%	5/15/2051	3,450	2,158
	United States Treasury Note/Bond	1.875%	11/15/2051	1,600	879
					19,915
Conventional Mortgage-Backed Securities (16.1%)
[2,3]	Freddie Mac Gold Pool	4.000%	6/1/2048–7/1/2048	335	318
[2,4]	Ginnie Mae II Pool	2.000%	11/20/2050–6/20/2052	7,302	5,982
[2,4]	Ginnie Mae II Pool	2.500%	6/20/2050–6/20/2052	7,796	6,658
[2]	Ginnie Mae II Pool	3.000%	2/20/2047–4/20/2052	5,181	4,610
[2,4]	Ginnie Mae II Pool	3.500%	11/20/2047–5/20/2052	4,166	3,798
[2]	Ginnie Mae II Pool	4.000%	7/20/2047–10/20/2052	4,067	3,835
[2]	Ginnie Mae II Pool	4.500%	4/20/2048–8/20/2054	4,132	4,002
[2,5]	Ginnie Mae II Pool	5.000%	11/20/2052–7/15/2056	7,656	7,579
[2,5]	Ginnie Mae II Pool	5.500%	12/20/2052–7/15/2056	6,555	6,636
[2]	Ginnie Mae II Pool	6.000%	12/20/2052–10/20/2055	3,010	3,106
[2]	Ginnie Mae II Pool	6.500%	8/20/2032–6/20/2055	727	757
[2]	Ginnie Mae II Pool	7.000%	2/20/2055	155	161
[2,3]	UMBS Pool	1.500%	3/1/2041–7/1/2051	4,142	3,214
[2,3]	UMBS Pool	2.000%	4/1/2041–9/1/2052	34,365	27,876
[2,3,5]	UMBS Pool	2.500%	9/1/2040–7/25/2056	22,242	18,932
[2,3,5]	UMBS Pool	3.000%	12/1/2041–7/25/2056	15,578	13,866
[2,3]	UMBS Pool	3.500%	7/1/2032–1/1/2053	8,519	7,843
[2,3,5]	UMBS Pool	4.000%	7/25/2041–1/1/2054	6,828	6,466
[2,3]	UMBS Pool	4.500%	5/1/2040–2/1/2056	6,471	6,283
[2,3,5]	UMBS Pool	5.000%	7/1/2040–7/25/2056	17,566	17,379
[2,3,5]	UMBS Pool	5.500%	10/1/2040–7/25/2056	1,173	1,303
[2,3]	UMBS Pool	6.500%	9/1/2053–4/1/2055	3,815	3,976
					154,580
Nonconventional Mortgage-Backed Securities (7.9%)
[2,3]	Fannie Mae Pool	1.646%	8/1/2051	109	103
[2,3]	Fannie Mae Pool	1.666%	8/1/2051	153	146
[2,3]	Fannie Mae Pool	1.668%	8/1/2051	128	122
[2,3]	Fannie Mae Pool	1.772%	8/1/2051	167	160
[2,3]	Fannie Mae Pool	1.858%	10/1/2051	102	98
[2,3]	Fannie Mae Pool	3.836%	4/1/2056	170	165
[2,3]	Fannie Mae Pool	4.305%	2/1/2056	1,276	1,251
[2,3]	Fannie Mae Pool	4.523%	9/1/2055	786	777
[2,3]	Fannie Mae Pool	4.553%	10/1/2055	1,216	1,203
[2,3]	Fannie Mae Pool	4.592%	3/1/2056	238	237
[2,3]	Fannie Mae Pool	4.606%	6/1/2056	470	467
[2,3]	Fannie Mae Pool	4.617%	8/1/2055	416	415
[2,3]	Fannie Mae Pool	4.633%	3/1/2056	294	293
[2,3]	Fannie Mae Pool	4.637%	3/1/2056	922	918
[2,3]	Fannie Mae Pool	4.665%	4/1/2056	247	246
[2,3]	Fannie Mae Pool	4.713%	1/1/2056	372	371
[2,3]	Fannie Mae Pool	4.738%	5/1/2056	1,741	1,731
[2,3]	Fannie Mae Pool	4.848%	12/1/2055	271	270

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Fannie Mae Pool	4.858%	12/1/2055	1,182	1,179
[2,3]	Fannie Mae Pool	4.891%	6/1/2056	269	268
[2,3]	Fannie Mae Pool	4.907%	4/1/2056	228	228
[2,3]	Fannie Mae Pool	4.914%	6/1/2056	1,455	1,453
[2,3]	Fannie Mae Pool	4.920%	4/1/2056	288	287
[2,3]	Fannie Mae Pool	4.939%	11/1/2055	1,039	1,040
[2,3]	Fannie Mae Pool	4.969%	11/1/2055	553	554
[2,3]	Fannie Mae Pool	4.977%	3/1/2056	696	697
[2,3]	Fannie Mae Pool	4.992%	8/1/2055	246	247
[2,3]	Fannie Mae Pool	5.025%	4/1/2056	156	155
[2,3]	Fannie Mae Pool	5.037%	3/1/2056	524	527
[2,3]	Fannie Mae Pool	5.044%	4/1/2056	361	362
[2,3]	Fannie Mae Pool	5.047%	12/1/2055	796	799
[2,3]	Fannie Mae Pool	5.059%	1/1/2056	357	358
[2,3]	Fannie Mae Pool	5.084%	12/1/2055–5/1/2056	618	621
[2,3]	Fannie Mae Pool	5.093%	10/1/2055	623	627
[2,3]	Fannie Mae Pool	5.113%	6/1/2056	250	251
[2,3]	Fannie Mae Pool	5.115%	5/1/2056	310	309
[2,3]	Fannie Mae Pool	5.117%	10/1/2055	216	217
[2,3]	Fannie Mae Pool	5.133%	9/1/2055	466	469
[2,3]	Fannie Mae Pool	5.146%	6/1/2056	240	241
[2,3]	Fannie Mae Pool	5.167%	12/1/2055	174	175
[2,3]	Fannie Mae Pool	5.368%	5/1/2055	267	270
[2,3]	Fannie Mae REMICS	1.000%	8/25/2050	297	236
[2,3]	Fannie Mae REMICS	1.250%	5/25/2050	113	91
[2,3]	Fannie Mae REMICS	1.500%	1/25/2051	361	285
[2,3]	Fannie Mae REMICS	2.500%	4/25/2043–11/25/2049	1,405	1,210
[2,3]	Fannie Mae REMICS	3.000%	2/25/2043–10/25/2049	3,184	2,798
[2,3]	Fannie Mae REMICS	3.500%	10/25/2042–5/25/2047	1,121	1,030
[2,3]	Fannie Mae REMICS	4.000%	8/25/2043–2/25/2046	864	814
[2,3]	Fannie Mae REMICS	5.500%	8/25/2053–3/25/2054	685	682
[2,3]	Fannie Mae REMICS	6.000%	9/25/2053	118	122
[2,3]	Fannie Mae REMICS	6.500%	11/25/2053	238	249
[2,3,6]	Fannie Mae REMICS, SOFR30A + 1.100%	4.728%	4/25/2056	783	783
[2,3,6]	Fannie Mae REMICS, SOFR30A + 1.400%	5.028%	6/25/2056	4,027	4,040
[2,3,6]	Fannie Mae REMICS, SOFR30A + 1.450%	5.078%	6/25/2056	5,779	5,808
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.060%	4.627%	1/1/2056	103	102
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.089%	4.624%	3/1/2056	716	710
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.100%	4.722%	5/1/2056	137	137
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.105%	5.042%	9/1/2055	246	246
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.124%	4.968%	2/1/2056	1,329	1,328
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.138%	4.608%	5/1/2056	593	585
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.147%	5.182%	11/1/2055	236	237
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.149%	5.130%	12/1/2055	726	728
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.157%	5.024%	6/1/2056	610	609
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.158%	5.255%	5/1/2056	390	391
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.169%	5.259%	10/1/2055	127	128
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.175%	5.054%	5/1/2056	616	616
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.184%	5.309%	11/1/2055	148	149
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.186%	5.166%	10/1/2055	297	298
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.221%	5.145%	8/1/2055	342	344
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.245%	4.557%	10/1/2055	394	389
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.247%	5.134%	1/1/2056	654	657
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.265%	5.195%	6/1/2056	435	438
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.296%	4.954%	12/1/2055	401	400
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	4.959%	11/1/2055	184	184
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.101%	11/1/2055	315	316
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.320%	5.353%	10/1/2055	150	151
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.163%	10/1/2055	250	251
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.284%	9/1/2055	306	308
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.325%	5.289%	9/1/2055	281	283
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.637%	6/1/2056	250	246
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.340%	4.676%	5/1/2056	170	167
[2,3,6]	Freddie Mac Non Gold Pool, SOFR30A + 2.350%	4.798%	4/1/2056	192	190
[2,3]	Freddie Mac REMICS	1.000%	8/25/2050–9/25/2050	277	209
[2,3]	Freddie Mac REMICS	2.000%	7/25/2050–9/25/2050	240	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3]	Freddie Mac REMICS	2.250%	8/25/2049	1,363	1,198
[2,3]	Freddie Mac REMICS	2.500%	11/25/2040–12/25/2050	5,402	4,716
[2,3]	Freddie Mac REMICS	3.000%	2/15/2044–9/25/2049	6,077	5,448
[2,3]	Freddie Mac REMICS	3.500%	3/15/2042–3/15/2047	718	655
[2,3]	Freddie Mac REMICS	4.000%	7/15/2048–6/25/2052	564	510
[2,3]	Freddie Mac REMICS	5.250%	8/25/2055	410	409
[2,3]	Freddie Mac REMICS	5.500%	5/25/2054	225	226
[2,3]	Freddie Mac REMICS	6.000%	10/25/2053–6/25/2054	689	701
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.000%	11/20/2055–1/20/2056	625	608
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.500%	9/20/2055–5/20/2056	2,473	2,447
[2,6]	Ginnie Mae II Pool, 1YR CMT + 1.500%	5.000%	11/20/2055–2/20/2056	2,190	2,196
[2]	Ginnie Mae REMICS	1.000%	4/20/2051	129	99
[2]	Ginnie Mae REMICS	1.250%	2/20/2050–2/20/2051	820	638
[2]	Ginnie Mae REMICS	1.375%	8/20/2050	1,366	1,069
[2]	Ginnie Mae REMICS	1.500%	2/20/2050	110	87
[2]	Ginnie Mae REMICS	2.500%	10/20/2043–11/20/2049	979	857
[2]	Ginnie Mae REMICS	3.500%	4/20/2047–5/20/2048	576	541
[2]	Ginnie Mae REMICS	4.000%	8/20/2041	600	567
[2]	Ginnie Mae REMICS	5.000%	9/20/2055	1,009	999
[2,6]	Ginnie Mae REMICS, SOFR30A + 0.820%	3.000%	2/20/2052	1,132	995
[2,6]	Ginnie Mae REMICS, SOFR30A + 1.350%	4.959%	7/20/2055	957	968
					75,385
Total U.S. Government and Agency Obligations (Cost $251,674)					249,880
Asset-Backed/Commercial Mortgage-Backed Securities (15.5%)
[2,7]	Affirm Asset Securitization Trust Series 2025-X2	4.930%	10/15/2030	100	100
[2,7]	Affirm Asset Securitization Trust Series 2026-X1	4.820%	4/15/2031	100	100
[2,7]	Affirm Master Trust Series 2025-3A	4.450%	10/16/2034	230	228
[2,7]	Affirm Master Trust Series 2025-3A	4.750%	10/16/2034	100	99
[2,7]	Affirm Master Trust Series 2025-3A	4.890%	10/16/2034	220	218
[2,7]	Affirm Master Trust Series 2026-1A	4.370%	2/15/2034	450	448
[2,7]	Affirm Master Trust Series 2026-1A	4.910%	2/15/2034	100	99
[2,5,7]	Aligned Data Centers Issuer LLC Series 2026-1A	5.909%	6/15/2056	220	221
[2]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/2028	90	91
[2,7]	Ally Auto Receivables Trust Series 2023-1	5.960%	3/15/2029	30	30
[2,7]	Ally Auto Receivables Trust Series 2023-1	6.740%	4/15/2034	20	20
[2,7]	Ally Auto Receivables Trust Series 2023-A	7.330%	1/17/2034	60	61
[2,7]	Ally Auto Receivables Trust Series 2024-1	5.800%	2/16/2032	20	20
[2,7]	Ally Bank Series 2026-A	4.856%	3/15/2034	232	232
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2024-B	5.117%	9/15/2032	111	111
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-A	4.844%	6/15/2033	162	162
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.697%	9/15/2033	183	183
[2,7]	Ally Bank Auto Credit-Linked Notes Series 2025-B	4.942%	9/15/2033	183	183
[2,7]	American Heritage Auto Receivables Trust Series 2024-1A	5.070%	6/17/2030	100	100
[2]	AmeriCredit Automobile Receivables Trust Series 2023-2	6.000%	7/18/2029	190	193
[2]	AmeriCredit Automobile Receivables Trust Series 2024-1	5.380%	6/18/2029	140	141
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	170	166
[2,7]	AMSR Trust Series 2024-SFR2	4.150%	11/17/2041	110	106
[2,7]	AMSR Trust Series 2025-SFR1	3.655%	6/17/2042	190	181
[2,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	140	136
[2,7]	AMSR Trust Series 2025-SFR2	4.275%	11/17/2042	110	105
[2,7]	AMSR Trust Series 2026-SFR1	3.775%	4/17/2043	100	95
[2,7]	Apidos CLO XLVII Ltd. Series 2024-47A	4.917%	4/26/2039	300	300
[2,7]	Apidos CLO XLVII Ltd. Series 2024-47A	5.247%	4/26/2039	180	180
[2,7]	AutoNation Finance Trust Series 2025-1A	5.190%	12/10/2030	50	50
[2,7]	AutoNation Finance Trust Series 2025-1A	5.630%	9/10/2032	70	70
[2,7]	AutoNation Finance Trust Series 2026-1A	4.560%	10/14/2031	50	49
[2,7]	AutoNation Finance Trust Series 2026-1A	5.070%	1/11/2034	150	148
[2,7]	AutoNation Finance Trust Series 2026-2A	5.110%	6/15/2032	60	60
[2,7]	AutoNation Finance Trust Series 2026-2A	5.750%	5/15/2034	90	90
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-1A	6.230%	4/20/2029	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-2A	6.180%	10/20/2027	67	67
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/2028	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/2030	190	196
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2024-1A	5.360%	6/20/2030	70	71
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	4.800%	8/20/2029	110	110
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.240%	8/20/2029	100	100
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-1A	5.870%	8/20/2029	100	101
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	5.510%	8/20/2031	100	101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2025-2A	6.240%	8/20/2031	100	102
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-1A	4.280%	8/20/2030	110	108
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	4.600%	8/20/2032	110	108
[2,7]	Avis Budget Rental Car Funding AESOP LLC Series 2026-2A	5.000%	8/20/2032	80	79
[2,7]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.090%	12/20/2032	210	210
[2,7]	Avis Budget Rental Car Funding LLC Series 2026-4A	5.480%	12/20/2032	100	100
[2,6,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.150%	4.825%	10/20/2036	180	180
[2,6,7]	Balboa Bay Loan Funding Ltd. Series 2023-2A, TSFR3M + 1.550%	5.225%	10/20/2036	170	170
[2]	BANK Series 2017-BNK8	3.488%	11/15/2050	30	29
[2]	BANK Series 2018-BNK15	4.407%	11/15/2061	40	40
[2]	BANK Series 2019-BNK16	4.005%	2/15/2052	80	78
[2]	BANK Series 2019-BNK23	2.920%	12/15/2052	1,300	1,221
[2]	BANK Series 2019-BNK24	2.960%	11/15/2062	340	319
[2]	BANK Series 2021-BNK35	2.285%	6/15/2064	100	88
[2]	BANK Series 2022-BNK40	3.502%	3/15/2064	560	518
[2]	BANK Series 2022-BNK40	3.502%	3/15/2064	20	18
[2]	BANK Series 2022-BNK41	3.915%	4/15/2065	120	113
[2]	BANK Series 2022-BNK43	4.399%	8/15/2055	770	745
[2]	BANK Series 2024-BNK48	5.053%	10/15/2057	140	140
[2]	BANK Series 2024-BNK48	5.355%	10/15/2057	160	159
[2]	BANK Series 2025-BNK49	6.025%	3/15/2058	220	228
[2]	BANK Series 2025-BNK50	6.072%	5/15/2068	80	83
[2,5]	BANK Series 2026-BNK52	5.586%	6/15/2036	160	166
[2,5]	BANK Series 2026-BNK52	5.839%	6/15/2036	260	270
[2]	Barclays Commercial Mortgage Trust Series 2019-C3	3.583%	5/15/2052	280	271
[2]	Barclays Commercial Mortgage Trust Series 2019-C5	3.063%	11/15/2052	80	76
[2,6,7]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.140%	4.813%	1/15/2038	150	150
[2,6,7]	Barings CLO Ltd. Series 2025-7A, TSFR3M + 1.500%	5.173%	1/15/2038	300	299
[2,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.030%	4.705%	4/20/2034	130	130
[2,6,7]	Basswood Park CLO Ltd. Series 2021-1A, TSFR3M + 1.500%	5.175%	4/20/2034	180	180
[2,7]	Bayview Opportunity Master Fund VI Trust Series 2021-6	2.500%	10/25/2051	72	59
[2,7]	Bayview Opportunity Master Fund VII Trust Series 2024-SN1	6.360%	7/16/2029	40	41
[2,5,7,8]	Bbam US CLO VII Ltd. Series 2026-7A	0.000%	7/27/2039	300	300
[2]	BBCMS Mortgage Trust Series 2018-C2	4.314%	12/15/2051	260	256
[2]	BBCMS Mortgage Trust Series 2021-C9	2.299%	2/15/2054	100	89
[2]	BBCMS Mortgage Trust Series 2021-C11	2.322%	9/15/2054	80	71
[2]	BBCMS Mortgage Trust Series 2022-C16	4.600%	6/15/2055	80	78
[2]	BBCMS Mortgage Trust Series 2024-5C25	6.358%	3/15/2057	290	298
[2]	BBCMS Mortgage Trust Series 2024-5C29	5.208%	9/15/2057	60	60
[2]	BBCMS Mortgage Trust Series 2024-C24	5.419%	2/15/2057	280	286
[2]	BBCMS Mortgage Trust Series 2024-C24	5.867%	2/15/2057	60	62
[2]	BBCMS Mortgage Trust Series 2024-C26	5.829%	5/15/2057	120	126
[2]	BBCMS Mortgage Trust Series 2024-C28	5.403%	9/15/2057	110	112
[2]	BBCMS Mortgage Trust Series 2024-C30	5.532%	11/15/2057	200	206
[2]	BBCMS Mortgage Trust Series 2024-C30	5.831%	11/15/2057	330	341
[2]	BBCMS Mortgage Trust Series 2025-C32	5.720%	2/15/2062	160	167
[2]	BBCMS Mortgage Trust Series 2025-C35	5.586%	7/15/2058	150	155
[2]	BBCMS Mortgage Trust Series 2025-C35	5.843%	7/15/2058	50	51
[2]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/2051	220	217
[2]	Benchmark Mortgage Trust Series 2022-B36	4.470%	7/15/2055	290	282
[2]	Benchmark Mortgage Trust Series 2023-B38	5.525%	4/15/2056	100	103
[2]	Benchmark Mortgage Trust Series 2024-V6	5.926%	3/15/2057	230	236
[2]	Benchmark Mortgage Trust Series 2024-V10	5.277%	9/15/2057	190	192
[2]	Benchmark Mortgage Trust Series 2025-B41	5.754%	7/15/2068	100	102
[2,6,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.250%	4.925%	10/20/2038	190	190
[2,6,7]	Benefit Street Partners CLO IV Ltd. Series 2014-IVA, TSFR3M + 1.550%	5.225%	10/20/2038	210	210
[2,7]	BFLD Commercial Mortgage Trust Series 2025-5MW	4.830%	10/10/2042	280	277
[2,7]	BHG Owner Loan Trust Series 2026-1CON	4.810%	6/17/2037	125	125
[2]	BMO Mortgage Trust Series 2023-C7	6.160%	12/15/2056	350	369
[2]	BMO Mortgage Trust Series 2024-5C4	6.526%	5/15/2057	200	208
[2]	BMO Mortgage Trust Series 2024-5C8	5.625%	12/15/2057	150	153
[2]	BMO Mortgage Trust Series 2024-C8	5.598%	3/15/2057	170	176
[2]	BMO Mortgage Trust Series 2024-C8	5.911%	3/15/2057	40	41
[2]	BMO Mortgage Trust Series 2024-C9	5.759%	7/15/2057	70	73
[2]	BMO Mortgage Trust Series 2024-C10	5.478%	11/15/2057	120	123
[2]	BMO Mortgage Trust Series 2024-C10	5.729%	11/15/2057	120	123
[2]	BMO Mortgage Trust Series 2025-C11	5.687%	2/15/2058	230	239
[2]	BMO Mortgage Trust Series 2025-C11	5.978%	2/15/2058	140	146
[2]	BMO Mortgage Trust Series 2025-C13	5.353%	10/15/2058	370	376
[2]	BMO Mortgage Trust Series 2026-5C15	5.684%	6/25/2059	490	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	BMO Mortgage Trust Series 2026-5C15	5.984%	6/25/2059	290	298
[2]	BMO Mortgage Trust Series 2026-C14	5.317%	2/15/2059	280	284
[2]	BMO Mortgage Trust Series 2026-C14	5.522%	2/15/2059	40	40
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-3	4.810%	5/15/2031	90	90
[2]	Bridgecrest Lending Auto Securitization Trust Series 2025-4	4.800%	8/15/2031	60	60
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-1	4.440%	11/17/2031	130	128
[2]	Bridgecrest Lending Auto Securitization Trust Series 2026-2	4.880%	2/17/2032	70	70
[2,7]	BVCLN LLC Series 2026-CRD1	5.190%	9/25/2034	520	520
[2,7]	BX Commercial Mortgage Trust Series 2026-VLT10	5.358%	7/13/2058	580	564
[2,7]	BX Trust Series 2019-OC11	3.202%	12/9/2041	380	359
[2,7]	BX Trust Series 2025-ARIA	5.199%	12/13/2042	530	531
[2,6,7]	Capital Street Master Trust Series 2025-1, SOFR30A + 1.100%	4.693%	8/16/2029	260	260
[2,6,7]	Capital Street Master Trust Series 2026-1, SOFR30A + 1.150%	4.743%	5/16/2030	490	490
[2]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/2029	260	262
[2]	CarMax Auto Owner Trust Series 2024-3	5.280%	3/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-3	5.670%	1/15/2031	10	10
[2]	CarMax Auto Owner Trust Series 2024-4	4.600%	10/15/2029	169	170
[2]	CarMax Auto Owner Trust Series 2024-4	4.820%	5/15/2030	20	20
[2]	CarMax Auto Owner Trust Series 2024-4	4.970%	6/17/2030	30	30
[2]	CarMax Auto Owner Trust Series 2024-4	5.360%	8/15/2031	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.110%	9/16/2030	20	20
[2]	CarMax Auto Owner Trust Series 2025-1	5.260%	10/15/2030	30	30
[2]	CarMax Auto Owner Trust Series 2025-1	5.600%	7/15/2031	30	30
[2]	CarMax Auto Owner Trust Series 2025-2	4.960%	11/15/2030	50	50
[2]	CarMax Auto Owner Trust Series 2025-2	5.740%	10/15/2031	30	30
[2]	CarMax Auto Owner Trust Series 2025-3	4.880%	4/15/2031	40	40
[2]	CarMax Auto Owner Trust Series 2025-3	5.220%	5/17/2032	40	40
[2]	CarMax Auto Owner Trust Series 2025-4	4.810%	9/15/2031	50	50
[2]	CarMax Auto Owner Trust Series 2025-4	5.110%	5/17/2032	20	20
[2]	CarMax Auto Owner Trust Series 2026-1	4.540%	3/15/2032	60	59
[2]	CarMax Auto Owner Trust Series 2026-1	4.930%	1/18/2033	30	30
[2]	CarMax Auto Owner Trust Series 2026-2	5.100%	4/18/2033	30	30
[2]	Carvana Auto Receivables Trust Series 2024-P4	4.740%	12/10/2030	150	150
[2]	CD Mortgage Trust Series 2017-CD4	3.514%	5/10/2050	1,130	1,120
[2]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/2050	90	88
[2]	CD Mortgage Trust Series 2018-CD7	4.999%	8/15/2051	50	47
[2,7]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	350	349
[2,7]	Chase Auto Credit Linked Notes Series 2025-1	4.851%	2/25/2033	169	169
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.160%	11/26/2029	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.360%	1/25/2030	10	10
[2,7]	Chase Auto Owner Trust Series 2024-1A	5.870%	6/25/2031	20	20
[2,7]	Chase Auto Owner Trust Series 2024-3A	5.280%	1/25/2030	50	51
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.230%	4/25/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2024-4A	5.460%	7/25/2030	60	61
[2,7]	Chase Auto Owner Trust Series 2024-5A	4.620%	8/26/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2025-1A	4.930%	12/26/2030	50	50
[2,7]	Chase Auto Owner Trust Series 2025-2A	4.530%	4/25/2031	50	49
[2,7]	Chase Auto Owner Trust Series 2025-2A	5.030%	2/25/2033	250	246
[2,7]	Chase Auto Owner Trust Series 2026-1A	5.110%	6/25/2032	325	326
[2,7]	Chase Auto Owner Trust Series 2026-1A	5.560%	9/26/2033	325	325
[2,7]	Chase Home Lending Mortgage Trust Series 2026-AGY1	5.000%	2/25/2057	600	594
[2,6,7]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.130%	4.802%	1/21/2037	150	150
[2,6,7]	CIFC Funding Ltd. Series 2023-2A, TSFR3M + 1.450%	5.122%	1/21/2037	290	289
[2,6,7]	CIFC Funding Ltd. Series 2025-6A, TSFR3M + 1.550%	5.216%	10/23/2038	100	100
[2]	Citigroup Commercial Mortgage Trust Series 2018-B2	4.009%	3/10/2051	130	128
[2]	Citigroup Commercial Mortgage Trust Series 2019-C7	3.102%	12/15/2072	450	425
[2,7]	Citigroup Mortgage Loan Trust Series 2024-INV2	6.500%	6/25/2054	645	659
[2,7]	CLI Funding IX LLC Series 2024-1A	5.630%	7/20/2049	140	141
[2,7]	Compass Datacenters Issuer II LLC Series 2025-2A	4.926%	11/25/2050	300	294
[2,7]	Compass Datacenters Issuer III LLC Series 2025-3A	5.286%	7/25/2050	340	335
[2,7]	Compass Datacenters Issuer III LLC Series 2026-1A	4.897%	2/25/2056	270	267
[2,7]	Compass Datacenters Issuer III LLC Series 2026-1A	5.289%	2/25/2056	160	158
[2,7]	Concord Music Royalties LLC Series 2025-1A	5.507%	7/20/2075	390	390
[2,6,7]	Connecticut Avenue Securities Trust Series 2023-R07, SOFR30A + 1.950%	5.578%	9/25/2043	10	10
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R01, SOFR30A + 1.050%	4.678%	1/25/2044	42	42
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R02, SOFR30A + 1.100%	4.728%	2/25/2044	2	2
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R04, SOFR30A + 1.000%	4.628%	5/25/2044	23	23
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R05, SOFR30A + 1.000%	4.628%	7/25/2044	89	89
[2,6,7]	Connecticut Avenue Securities Trust Series 2024-R06, SOFR30A + 1.150%	4.778%	9/25/2044	113	113
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R01, SOFR30A + 0.950%	4.578%	1/25/2045	70	70

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R02, SOFR30A + 1.000%	4.628%	2/25/2045	100	100
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R03, SOFR30A + 1.450%	5.078%	3/25/2045	73	73
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R05, SOFR30A + 1.000%	4.628%	7/25/2045	109	109
[2,6,7]	Connecticut Avenue Securities Trust Series 2025-R06, SOFR30A + 0.900%	4.528%	9/25/2045	110	110
[2,6,7]	Connecticut Avenue Securities Trust Series 2026-R02, SOFR30A + 0.950%	4.578%	2/25/2046	187	187
[2,6,7]	Connecticut Avenue Securities Trust Series 2026-R03, SOFR30A + 1.100%	4.728%	4/25/2046	196	197
[2,7]	DB Master Finance LLC Series 2019-1A	4.352%	5/20/2049	47	46
[2,7]	DB Master Finance LLC Series 2025-1A	4.891%	8/20/2055	199	197
[2,7]	DB Master Finance LLC Series 2026-1A	5.200%	5/20/2056	520	520
[2]	DBJPM Mortgage Trust Series 2020-C9	1.926%	8/15/2053	300	268
[2,7]	Dell Equipment Finance Trust Series 2024-2	5.290%	2/24/2031	100	100
[2,7]	Dell Equipment Finance Trust Series 2025-2	4.830%	3/22/2032	100	99
[2,7]	Dell Equipment Finance Trust Series 2026-1A	4.800%	12/22/2031	100	100
[2,7]	DLLAA LLC Series 2023-1A	5.730%	10/20/2031	130	132
[2,7]	DLLST LLC Series 2024-1A	4.930%	4/22/2030	20	20
[2,7]	Domino's Pizza Master Issuer LLC Series 2019-1A	3.668%	10/25/2049	173	166
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	4.930%	7/25/2055	410	406
[2,7]	Domino's Pizza Master Issuer LLC Series 2025-1A	5.217%	7/25/2055	260	259
[2]	Drive Auto Receivables Trust Series 2024-1	5.430%	11/17/2031	90	91
[2]	Drive Auto Receivables Trust Series 2024-2	4.940%	5/17/2032	210	211
[2]	Drive Auto Receivables Trust Series 2025-1	5.410%	9/15/2032	490	492
[2]	Drive Auto Receivables Trust Series 2025-2	4.900%	12/15/2032	320	317
[2,6,7]	Dryden 113 CLO Ltd. Series 2022-113A, TSFR3M + 1.090%	4.763%	10/15/2037	100	100
[2,7]	Dryden 42 Senior Loan Fund Series 2016-42A	5.525%	7/15/2037	230	230
[2,6,7]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.250%	4.901%	11/15/2038	190	190
[2,6,7]	Dryden 90 CLO Ltd. Series 2021-90A, TSFR3M + 1.600%	5.251%	11/15/2038	210	211
[2,7]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	160	161
[2,7]	Ellington Financial Mortgage Trust Series 2026-AE3	5.500%	6/25/2061	2,286	2,283
[2,7]	Ellington Financial Mortgage Trust Series 2026-AE4	5.500%	6/25/2061	3,091	3,088
[2,6,7]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.220%	4.893%	10/15/2038	150	150
[2,6,7]	Elmwood CLO 21 Ltd. Series 2022-8A, TSFR3M + 1.550%	5.223%	10/15/2038	150	150
[2,7]	Enterprise Fleet Financing LLC Series 2025-2	4.580%	12/22/2031	250	250
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.240%	5/15/2029	100	101
[2,7]	Evergreen Credit Card Trust Series 2025-CRT5	5.530%	5/15/2029	120	120
[2]	Exeter Automobile Receivables Trust Series 2025-5A	4.680%	3/15/2032	80	80
[2]	Exeter Automobile Receivables Trust Series 2025-5A	5.160%	3/15/2032	220	219
[2]	Exeter Automobile Receivables Trust Series 2026-1A	4.400%	5/17/2032	170	168
[2]	Exeter Automobile Receivables Trust Series 2026-1A	5.000%	5/17/2032	410	405
[2]	Exeter Automobile Receivables Trust Series 2026-3A	4.920%	10/15/2032	190	190
[2]	Exeter Select Automobile Receivables Trust Series 2025-2	4.630%	11/17/2031	20	20
[2,7]	FCCU Auto Receivables Trust Series 2025-1A	5.180%	5/15/2031	100	100
[2,7]	First Investors Auto Owner Trust Series 2025-1A	4.750%	12/15/2031	80	79
[2,7]	First Investors Auto Owner Trust Series 2025-1A	5.220%	12/15/2033	60	59
[2,7]	First Investors Auto Owner Trust Series 2026-1A	5.380%	7/15/2032	200	201
[2,7]	First Investors Auto Owner Trust Series 2026-1A	5.800%	4/17/2034	200	200
[2]	First National Master Note Trust Series 2024-1	5.340%	5/15/2030	130	131
[2,7]	Flagstar Mortgage Trust Series 2021-6INV	2.500%	8/25/2051	401	331
[2,7]	Flagstar Mortgage Trust Series 2021-7	2.500%	8/25/2051	200	136
[2,7]	Flagstar Mortgage Trust Series 2021-11IN	2.500%	11/25/2051	69	57
[2,7]	Flagstar Mortgage Trust Series 2021-12	2.500%	11/25/2051	200	134
[2,7]	Flatiron CLO 24 Ltd. Series 2023-2A	4.783%	1/15/2039	270	270
[2,7]	Flatiron CLO 24 Ltd. Series 2023-2A	4.993%	1/15/2039	150	150
[2]	Ford Credit Auto Lease Trust Series 2024-B	5.180%	2/15/2028	90	90
[2]	Ford Credit Auto Lease Trust Series 2025-A	4.960%	2/15/2029	40	40
[2,7]	Ford Credit Auto Owner Trust Series 2022-1	4.670%	11/15/2034	250	250
[2]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/2029	110	111
[2]	Ford Credit Auto Owner Trust Series 2023-C	6.370%	5/15/2031	70	71
[2,7]	Ford Credit Auto Owner Trust Series 2024-1	5.240%	8/15/2036	100	101
[2]	Ford Credit Auto Owner Trust Series 2024-B	5.230%	5/15/2030	100	101
[2]	Ford Credit Auto Owner Trust Series 2024-C	4.400%	8/15/2030	150	149
[2]	Ford Credit Auto Owner Trust Series 2024-D	4.880%	9/15/2030	40	40
[2,7]	Ford Credit Auto Owner Trust Series 2025-1	4.860%	8/15/2037	140	141
[2,7]	Ford Credit Auto Owner Trust Series 2025-2	4.670%	2/15/2038	100	99
[2]	Ford Credit Auto Owner Trust Series 2025-A	4.890%	2/15/2031	170	171
[2,7]	Ford Credit Auto Owner Trust Series 2026-1	4.480%	8/15/2038	180	177
[2,7]	Ford Credit Floorplan Master Owner Trust A Series 2024-2	5.560%	4/15/2031	100	102
[2]	Ford Credit Floorplan Master Owner Trust A Series 2025-1	4.840%	4/15/2030	90	90
[2]	Ford Credit Floorplan Master Owner Trust A Series 2026-2	4.850%	5/15/2033	40	40
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2023-HQA3, SOFR30A + 1.850%	5.478%	11/25/2043	34	34
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA1, SOFR30A + 1.350%	4.978%	2/25/2044	157	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA2, SOFR30A + 1.250%	4.878%	5/25/2044	114	114
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-DNA3, SOFR30A + 1.050%	4.678%	10/25/2044	17	17
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA1, SOFR30A + 1.250%	4.878%	3/25/2044	64	64
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2024-HQA2, SOFR30A + 1.250%	4.878%	8/25/2044	176	177
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA1, SOFR30A + 0.950%	4.578%	1/25/2045	23	23
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA2, SOFR30A + 1.100%	4.728%	5/25/2045	80	80
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-DNA3, SOFR30A + 0.950%	4.578%	9/25/2045	159	159
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2025-HQA1, SOFR30A + 0.950%	4.578%	2/25/2045	63	63
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.000%	4.628%	5/25/2046	144	145
[2,3,6,7]	Freddie Mac STACR REMICS Trust Series 2026-HQA1, SOFR30A + 1.250%	4.878%	5/25/2046	283	283
[2,7]	GCAT Trust Series 2022-INV1	3.000%	12/25/2051	914	788
[2,7]	GCAT Trust Series 2022-INV3	4.000%	8/25/2052	373	344
[2,7]	GCAT Trust Series 2022-INV3	4.500%	8/25/2052	253	237
[2,7]	GCAT Trust Series 2024-INV4	5.500%	12/25/2054	285	284
[2,7]	GCAT Trust Series 2024-INV4	6.000%	12/25/2054	542	551
[2,7]	GCAT Trust Series 2025-INV1	6.000%	2/25/2055	2,229	2,265
[2,7]	GCM CLO Ltd. Series 2026-1A	5.016%	7/20/2039	300	300
[2,7]	GCM CLO Ltd. Series 2026-1A	5.296%	7/20/2039	150	151
[2,7]	GGP Trust Series 2026-TY	4.825%	3/5/2043	560	552
[2,7]	GLS Auto Receivables Issuer Trust Series 2025-4A	4.530%	4/15/2030	150	150
[2,7]	GLS Auto Receivables Issuer Trust Series 2026-2A	4.900%	1/15/2032	280	280
[2,7]	GLS Auto Select Receivables Issuer Trust Series 2026-1A	4.460%	2/17/2032	40	40
[2]	GM Financial Automobile Leasing Trust Series 2025-2	5.040%	10/22/2029	80	80
[2]	GM Financial Automobile Leasing Trust Series 2025-3	4.600%	1/21/2030	60	60
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-1	5.160%	8/16/2029	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.280%	10/16/2029	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-3	5.390%	1/16/2030	40	40
[2]	GM Financial Consumer Automobile Receivables Trust Series 2024-4	4.670%	5/16/2030	20	20
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-1	5.000%	8/16/2030	10	10
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-2	4.910%	10/18/2032	80	80
[2]	GM Financial Consumer Automobile Receivables Trust Series 2025-3	4.730%	1/18/2033	20	20
[2,7]	GM Financial Revolving Receivables Trust Series 2023-2	6.210%	8/11/2036	70	72
[2,7]	GM Financial Revolving Receivables Trust Series 2024-1	5.230%	12/11/2036	30	30
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.640%	12/11/2037	280	281
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	4.800%	12/11/2037	30	30
[2,7]	GM Financial Revolving Receivables Trust Series 2025-1	5.000%	12/11/2037	190	190
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.060%	3/15/2031	150	152
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-2A	5.350%	3/15/2031	20	20
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-3A	4.920%	11/15/2028	100	100
[2,7]	GMF Floorplan Owner Revolving Trust Series 2024-4A	4.980%	11/15/2029	100	100
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.910%	3/15/2030	100	100
[2,7]	GMF Floorplan Owner Revolving Trust Series 2025-2A	4.960%	3/15/2030	100	100
[2,7]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	4.837%	10/20/2039	180	180
[2,7]	Goldentree Loan Management US CLO 28 Ltd. Series 2026-28A	5.067%	10/20/2039	170	170
[2,7]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	4.905%	4/20/2037	230	230
[2,7]	Goldentree Loan Management US CLO 9 Ltd. Series 2021-9A	5.275%	4/20/2037	150	150
[2,7]	GreatAmerica Leasing Receivables Funding LLC Series 2024-2	5.020%	5/15/2031	60	61
[2]	GS Mortgage Securities Trust Series 2020-GC47	2.377%	5/12/2053	380	348
[2,7]	Hertz Vehicle Financing III LLC Series 2024-1A	6.700%	1/25/2029	100	101
[2,7]	Hertz Vehicle Financing III LLC Series 2025-5A	4.620%	5/25/2030	130	129
[2,7]	Hertz Vehicle Financing III LLC Series 2025-5A	5.500%	5/25/2030	100	99
[2,7]	Hertz Vehicle Financing III LLC Series 2025-6A	4.890%	5/25/2032	150	149
[2,7]	Hertz Vehicle Financing III LLC Series 2025-6A	5.820%	5/25/2032	100	97
[2,7]	Hertz Vehicle Financing III LLC Series 2026-1A	5.090%	11/25/2030	220	220
[2,7]	Hertz Vehicle Financing III LLC Series 2026-1A	5.670%	11/25/2030	100	100
[2,7]	Hertz Vehicle Financing III LLC Series 2026-1A	6.450%	11/25/2030	100	100
[2,7]	Hertz Vehicle Financing III LLC Series 2026-2A	5.400%	11/25/2032	180	181
[2,7]	Hertz Vehicle Financing III LLC Series 2026-2A	6.080%	11/25/2032	120	120
[2,7]	Hertz Vehicle Financing III LLC Series 2026-2A	6.760%	11/25/2032	100	100
[2]	Honda Auto Receivables Owner Trust Series 2024-4	4.350%	12/16/2030	40	40
[2,7]	Houston Galleria Mall Trust Series 2025-HGLR	5.644%	2/5/2045	190	194
[2,7]	HPEFS Equipment Trust Series 2024-1A	5.820%	11/20/2031	250	252
[2,7]	HPEFS Equipment Trust Series 2024-2A	5.520%	10/20/2031	100	101
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.790%	9/20/2032	70	70
[2,7]	HPEFS Equipment Trust Series 2025-1A	4.990%	3/21/2033	120	120
[2,7]	HPEFS Equipment Trust Series 2025-2A	4.410%	11/22/2032	100	99
[2,7]	HPEFS Equipment Trust Series 2025-2A	4.770%	5/20/2033	100	99
[2,7]	Hundred Acre Wood Trust Series 2021-INV3	2.500%	12/25/2051	73	60
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2024-2	5.442%	10/20/2032	104	104
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-1	4.957%	3/21/2033	144	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2025-2	4.835%	9/20/2033	266	265
[2,7]	Huntington Bank Auto Credit-Linked Notes Series 2026-1	4.503%	2/20/2034	220	217
[2,7]	Hyundai Auto Lease Securitization Trust Series 2025-B	4.940%	8/15/2029	110	110
[2]	Hyundai Auto Receivables Trust Series 2024-A	5.270%	7/15/2031	50	51
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.040%	9/16/2030	40	40
[2]	Hyundai Auto Receivables Trust Series 2024-B	5.290%	10/15/2031	80	81
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.670%	1/15/2031	20	20
[2]	Hyundai Auto Receivables Trust Series 2024-C	4.860%	2/17/2032	50	50
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.610%	4/15/2031	40	40
[2]	Hyundai Auto Receivables Trust Series 2025-A	4.760%	6/15/2032	120	120
[2]	Hyundai Auto Receivables Trust Series 2025-B	4.920%	7/15/2032	80	80
[2]	Hyundai Auto Receivables Trust Series 2025-C	4.370%	1/18/2033	130	128
[2]	Hyundai Auto Receivables Trust Series 2026-B	5.010%	10/17/2033	140	140
[2,7]	INT Commercial Mortgage Trust Series 2025-PLAZA	5.041%	11/5/2037	110	110
[2,7]	Jersey Mike's Funding Series 2025-1A	5.610%	8/16/2055	546	551
[2,7]	Jersey Mike's Funding LLC Series 2024-1A	5.636%	2/15/2055	247	249
[2,7]	Jersey Mike's Funding LLC Series 2026-1A	4.952%	2/15/2056	259	256
[2,7]	JP Morgan Mortgage Trust Series 2021-INV4	3.000%	1/25/2052	689	593
[2,7]	JP Morgan Mortgage Trust Series 2021-INV6	2.500%	4/25/2052	195	161
[2,7]	JP Morgan Mortgage Trust Series 2021-INV6	3.000%	4/25/2052	649	560
[2,7]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/2028	100	101
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.500%	7/16/2029	20	20
[2,7]	LAD Auto Receivables Trust Series 2024-2A	5.660%	10/15/2029	10	10
[2,7]	LAD Auto Receivables Trust Series 2024-2A	6.370%	10/15/2031	10	10
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.740%	1/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	4.930%	3/15/2030	40	40
[2,7]	LAD Auto Receivables Trust Series 2024-3A	5.180%	2/17/2032	20	20
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.110%	7/15/2030	50	50
[2,7]	LAD Auto Receivables Trust Series 2025-1A	5.520%	5/17/2032	110	111
[2,7]	LAD Auto Receivables Trust Series 2025-2A	4.700%	8/16/2032	40	40
[2,7]	LAD Auto Receivables Trust Series 2025-2A	5.010%	12/15/2032	40	40
[2,7]	LAD Auto Receivables Trust Series 2025-3A	4.600%	3/15/2033	70	69
[2,7]	LAD Auto Receivables Trust Series 2026-1A	4.420%	8/15/2033	80	79
[2,7]	LAD Auto Receivables Trust Series 2026-2A	4.940%	10/17/2033	50	50
[2,7]	LBTY Commercial Mortgage Trust Series 2026-225L	4.746%	2/10/2043	330	324
[2,6,7]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.110%	4.777%	10/24/2037	120	120
[2,6,7]	Lighthouse Park CLO Ltd. Series 2025-1A, TSFR3M + 1.450%	5.117%	10/24/2037	290	289
[2,7]	Lyra Music Assets Delaware LP Series 2025-1A	5.604%	9/20/2065	269	270
[2,7]	M&T Bank RV Trust Series 2026-1A	4.350%	1/15/2046	196	193
[2,7]	Manhattan West Mortgage Trust Series 2026-2MW	5.498%	6/10/2048	610	614
[2,7]	Mello Mortgage Capital Acceptance Series 2022-INV1	2.500%	3/25/2052	76	63
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.633%	8/15/2058	110	114
[2]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2025-C35	5.970%	8/15/2058	230	238
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.407%	10/15/2051	130	129
[2]	Morgan Stanley Capital I Trust Series 2018-L1	4.637%	10/15/2051	100	98
[2]	Morgan Stanley Capital I Trust Series 2019-L3	3.127%	11/15/2052	90	85
[2,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV3	6.500%	6/25/2054	368	378
[2,6,7]	Morgan Stanley Residential Mortgage Loan Trust Series 2026-INV1, SOFR30A + 1.150%	4.778%	2/25/2061	1,162	1,153
[2]	MSWF Commercial Mortgage Trust Series 2023-2	6.014%	12/15/2056	520	549
[2,7]	Navient Education Loan Trust Series 2025-A	5.020%	7/15/2055	159	159
[2,7]	Navient Education Loan Trust Series 2026-A	4.860%	9/15/2056	98	98
[2,7]	Navient Refinance Loan Trust Series 2025-C	4.800%	10/15/2055	121	120
[2,7]	Navient Refinance Loan Trust Series 2026-A	4.500%	1/18/2056	118	116
[2,7]	Navient Refinance Loan Trust Series 2026-B	5.070%	6/15/2056	200	200
[2,6,7]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	5.293%	3/15/2072	3	3
[2,7]	Nelnet Student Loan Trust Series 2025-DA	4.650%	8/20/2054	123	121
[2,7]	Nelnet Student Loan Trust Series 2025-DA	4.860%	8/20/2054	150	148
[2,7]	Nelnet Student Loan Trust Series 2026-A	4.780%	2/21/2061	510	503
[2,6,7]	Nelnet Student Loan Trust Series 2026-A, SOFR30A + 1.300%	4.909%	2/21/2061	289	289
[2]	Nissan Auto Lease Trust Series 2025-A	5.030%	2/15/2029	40	40
[2]	Nissan Auto Lease Trust Series 2025-B	4.810%	11/15/2029	50	50
[2]	Nissan Auto Receivables Owner Trust Series 2024-B	4.350%	9/15/2031	40	40
[2,7]	NYC Commercial Mortgage Trust Series 2025-28L	4.824%	11/5/2038	100	99
[2,7]	NYC Trust Series 2026-9W57	5.053%	6/6/2040	420	418
[2,7]	OBX Trust Series 2022-INV1	3.000%	12/25/2051	72	62
[2,7]	OBX Trust Series 2022-INV5	4.000%	10/25/2052	121	111
[2,7]	OBX Trust Series 2023-INV1	3.000%	1/25/2052	253	217
[2,7]	OBX Trust Series 2026-INV1	5.500%	2/25/2056	1,217	1,215
[2,6,7]	OBX Trust Series 2026-INV2, SOFR30A + 1.750%	5.378%	4/25/2056	4,795	4,790

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,6,7]	OBX Trust Series 2026-INV4, SOFR30A + 1.700%	5.328%	5/25/2056	4,672	4,676
[2,6,7]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.090%	4.770%	4/16/2038	150	150
[2,6,7]	OCP Aegis CLO Ltd. Series 2024-39A, TSFR3M + 1.400%	5.080%	4/16/2038	150	150
[2,6,7]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.210%	4.883%	1/24/2039	150	150
[2,6,7]	OCP CLO Ltd. Series 2023-30A, TSFR3M + 1.550%	5.223%	1/24/2039	150	150
[2,6,7]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.070%	4.743%	10/15/2034	110	110
[2,6,7]	Octagon 57 Ltd. Series 2021-1A, TSFR3M + 1.450%	5.123%	10/15/2034	150	150
[2,7]	OneMain Financial Issuance Trust Series 2025-1A	4.820%	7/14/2038	660	660
[2,7]	OneMain Financial Issuance Trust Series 2025-1A	5.050%	7/14/2038	100	100
[2,7]	OneMain Financial Issuance Trust Series 2026-1A	4.980%	7/14/2039	300	301
[2,7]	OneMain Financial Issuance Trust Series 2026-1A	5.400%	7/14/2039	100	100
[2,5,7,8]	Palmer Square CLO Ltd. Series 2026-2A	1.000%	7/20/2039	240	240
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	4.670%	2/17/2032	20	20
[2,7]	PenFed Auto Receivables Owner Trust Series 2025-A	5.070%	10/17/2033	20	20
[2,7]	PenFed Auto Receivables Owner Trust Series 2026-A	5.170%	9/15/2032	30	30
[2,7]	PenFed Auto Receivables Owner Trust Series 2026-A	5.660%	7/17/2034	10	10
[2,7]	PFS Financing Corp. Series 2024-D	5.340%	4/15/2029	160	161
[2,7]	PFS Financing Corp. Series 2025-D	4.470%	5/15/2030	560	559
[2,7]	PFS Financing Corp. Series 2025-F	4.400%	8/15/2030	290	289
[2,7]	PFS Financing Corp. Series 2025-F	4.670%	8/15/2030	90	90
[2,7]	PMT Loan Trust Series 2024-INV1	5.500%	10/25/2059	134	134
[2,7]	PMT Loan Trust Series 2024-INV1	6.000%	10/25/2059	335	336
[2,7]	PMT Loan Trust Series 2024-INV2	6.000%	12/25/2059	1,583	1,612
[2,7]	PMT Loan Trust Series 2025-CNF2	5.500%	1/25/2057	1,800	1,792
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	474	482
[2,7]	PMT Loan Trust Series 2025-INV1	6.000%	1/25/2060	288	290
[2,7]	PMT Loan Trust Series 2025-INV2	5.500%	2/25/2056	137	137
[2,7]	PMT Loan Trust Series 2025-INV3	5.500%	3/25/2056	146	146
[2,7]	PMT Loan Trust Series 2025-INV7	5.500%	6/25/2056	1,034	1,032
[2,7]	PMT Loan Trust Series 2025-INV7	6.000%	6/25/2056	384	390
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	527	527
[2,7]	PMT Loan Trust Series 2025-INV9	5.500%	9/1/2056	673	673
[2,6,7]	PMT Loan Trust Series 2025-INV10, SOFR30A + 1.350%	4.978%	10/1/2056	1,787	1,788
[2,6,7]	PMT Loan Trust Series 2025-INV11, SOFR30A + 1.350%	4.978%	11/25/2056	1,962	1,964
[2,6,7]	PMT Loan Trust Series 2025-INV12, SOFR30A + 1.300%	4.928%	12/25/2056	1,581	1,580
[2,7]	PMT Loan Trust Series 2026-CNF1	5.000%	1/25/2057	1,900	1,855
[2,6,7]	PMT Loan Trust Series 2026-CNF1, SOFR30A + 1.200%	4.828%	1/25/2057	997	995
[2,7]	PMT Loan Trust Series 2026-CNF5	5.000%	6/25/2057	2,100	2,051
[2,7]	PMT Loan Trust Series 2026-INV1	5.500%	1/25/2057	948	948
[2,6,7]	PMT Loan Trust Series 2026-INV1, SOFR30A + 1.300%	4.928%	1/25/2057	948	946
[2,7]	PMT Loan Trust Series 2026-INV2	5.500%	1/25/2057	1,254	1,249
[2,7]	PMT Loan Trust Series 2026-INV4	6.000%	3/25/2057	1,165	1,191
[2,6,7]	PMT Loan Trust Series 2026-INV4, SOFR30A + 1.450%	5.078%	3/25/2057	1,068	1,068
[2,7]	PMT Loan Trust Series 2026-INV5	5.500%	5/25/2057	1,479	1,476
[2,6,7]	PMT Loan Trust Series 2026-INV5, SOFR30A + 1.500%	5.128%	5/25/2057	394	394
[2,7]	PMT Loan Trust Series 2026-INV6	5.500%	6/25/2057	500	500
[2,6,7]	PMT Loan Trust Series 2026-J1, SOFR30A + 1.150%	4.778%	1/25/2057	678	674
[2,6,7]	PMT Loan Trust Series 2026-J3, SOFR30A + 1.800%	5.428%	6/25/2057	2,770	2,773
[2,7]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/2039	95	94
[2,7]	Progress Residential Trust Series 2022-SFR5	4.896%	6/17/2039	100	99
[2,7]	Progress Residential Trust Series 2024-SFR1	3.350%	2/17/2041	98	94
[2,7]	Progress Residential Trust Series 2024-SFR3	3.000%	6/17/2041	69	66
[2,7]	Progress Residential Trust Series 2024-SFR4	3.100%	7/17/2041	130	123
[2,7]	Progress Residential Trust Series 2024-SFR5	3.000%	8/17/2041	198	187
[2,7]	Progress Residential Trust Series 2025-SFR1	3.400%	2/17/2042	269	255
[2,7]	Progress Residential Trust Series 2025-SFR1	3.650%	2/17/2042	40	38
[2,7]	Progress Residential Trust Series 2025-SFR2	3.305%	4/17/2042	119	112
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	210	198
[2,7]	Progress Residential Trust Series 2025-SFR3	3.390%	7/17/2042	80	74
[2,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	330	317
[2,7]	Progress Residential Trust Series 2025-SFR6	4.000%	12/17/2042	100	94
[2,7]	Progress Residential Trust Series 2026-SFR2	4.240%	5/17/2043	220	212
[2,7]	Progress Residential Trust Series 2026-SFR2	4.320%	5/17/2043	130	124
[2,7]	Progress Residential Trust Series 2026-SFR3	4.000%	7/17/2043	120	114
[2,7]	Progress Residential Trust Series 2026-SFR3	4.200%	7/17/2043	100	95
[2,7]	QTS Issuer ABS II LLC Series 2025-1A	5.044%	10/5/2055	25	24
[2,7]	QTS Issuer ABS II LLC Series 2026-1A	5.364%	1/5/2056	520	514
[2,7]	QTS Issuer ABS II LLC Series 2026-4A	5.704%	3/5/2056	330	329
[2,5,7]	QTS Issuer ABS II LLC Series 2026-6A	5.340%	7/5/2056	110	110
[2,7]	RATE Mortgage Trust Series 2026-J2	5.000%	7/25/2056	2,300	2,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	RCKT Mortgage Trust Series 2024-INV1	6.500%	6/25/2054	667	682
[2,7]	RCKTL Trust Series 2025-2A	4.600%	11/27/2034	100	100
[2,6,7]	Red Oak Funding Master Trust Series 2025-1A, SOFR30A + 2.000%	5.609%	12/20/2030	80	80
[2,7]	Retained Vantage Data Centers Issuer LLC Series 2025-1A	5.091%	8/15/2050	220	213
[2,7]	RKTL Trust Series 2026-1A	4.330%	2/26/2035	100	99
[2,7]	Rowe CLO Ltd. Series 2026-1A	4.911%	4/20/2039	220	220
[2,7]	Rowe CLO Ltd. Series 2026-1A	5.231%	4/20/2039	180	180
[2,7]	RR 44 Ltd. Series 2026-44A	4.842%	4/15/2041	290	290
[2,7]	RR 44 Ltd. Series 2026-44A	5.072%	4/15/2041	180	180
[2,7]	Sabey Data Center Issuer LLC Series 2026-1	5.482%	1/20/2051	320	317
[2,7]	Santander Bank Auto Credit-Linked Notes Series 2024-B	5.483%	1/18/2033	170	170
[2]	Santander Drive Auto Receivables Trust Series 2023-1	5.090%	5/15/2030	43	44
[2]	Santander Drive Auto Receivables Trust Series 2023-6	6.400%	3/17/2031	40	41
[2]	Santander Drive Auto Receivables Trust Series 2024-1	5.450%	3/15/2030	40	40
[2]	Santander Drive Auto Receivables Trust Series 2024-2	5.840%	6/17/2030	50	51
[2]	Santander Drive Auto Receivables Trust Series 2024-2	6.280%	8/15/2031	60	61
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.640%	8/15/2030	150	152
[2]	Santander Drive Auto Receivables Trust Series 2024-3	5.970%	10/15/2031	160	162
[2]	Santander Drive Auto Receivables Trust Series 2024-5	5.140%	2/17/2032	410	411
[2]	Santander Drive Auto Receivables Trust Series 2025-1	5.430%	3/17/2031	80	81
[2]	Santander Drive Auto Receivables Trust Series 2025-2	5.470%	5/15/2031	540	545
[2]	Santander Drive Auto Receivables Trust Series 2025-3	5.110%	9/15/2031	470	470
[2]	Santander Drive Auto Receivables Trust Series 2025-4	4.950%	1/15/2032	80	80
[2]	Santander Drive Auto Receivables Trust Series 2026-1	4.750%	4/15/2032	120	118
[2,7]	SBNA Auto Receivables Trust Series 2024-A	5.590%	1/15/2030	30	30
[2,7]	SBNA Auto Receivables Trust Series 2024-A	6.040%	4/15/2030	30	30
[2,7]	SBNA Auto Receivables Trust Series 2025-SF1	5.340%	9/15/2031	30	30
[2,7]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/2029	20	20
[2,7]	SCCU Auto Receivables Trust Series 2024-1A	5.160%	5/15/2030	20	20
[2,7]	SCCU Auto Receivables Trust Series 2025-1A	4.680%	9/15/2031	30	30
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.038%	7/25/2031	14	14
[2,7]	Securitized Term Auto Receivables Trust Series 2025-A	5.185%	7/25/2031	5	5
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.121%	12/29/2032	18	18
[2,7]	Securitized Term Auto Receivables Trust Series 2025-B	5.463%	12/29/2032	12	12
[2,7]	Securitized Term Auto Receivables Trust Series 2026-A	4.431%	3/25/2033	42	41
[2,7]	Securitized Term Auto Receivables Trust Series 2026-A	4.873%	3/25/2033	42	41
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	167	169
[2,7]	Sequoia Mortgage Trust Series 2024-INV1	6.000%	10/25/2054	41	41
[2,7]	Sequoia Mortgage Trust Series 2025-S2	4.000%	11/25/2055	3,489	3,203
[2,7]	Sequoia Mortgage Trust Series 2026-7	5.000%	6/25/2056	400	391
[2,7]	Sequoia Mortgage Trust Series 2026-7	5.290%	6/25/2056	2,500	2,476
[2,7]	Sequoia Mortgage Trust Series 2026-HYB2	4.629%	7/25/2056	1,600	1,568
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.380%	1/21/2031	80	81
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-1A	5.510%	1/20/2032	30	30
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.410%	8/20/2030	30	30
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-2A	5.540%	2/20/2032	30	30
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.760%	11/20/2031	60	60
[2,7]	SFS Auto Receivables Securitization Trust Series 2024-3A	4.980%	10/20/2032	90	90
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.110%	2/20/2031	20	20
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-1A	5.200%	10/20/2032	100	101
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	4.850%	7/21/2031	40	40
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-2A	5.050%	4/20/2033	180	181
[2,7]	SFS Auto Receivables Securitization Trust Series 2025-3A	4.640%	11/21/2033	170	168
[2,7]	SFS Auto Receivables Securitization Trust Series 2026-1A	4.460%	11/21/2033	440	432
[2,7]	SFS Auto Receivables Securitization Trust Series 2026-2A	4.990%	7/20/2034	80	80
[2,7]	SMB Private Education Loan Trust Series 2026-A	4.680%	12/15/2053	192	189
[2,7]	SoFi Consumer Loan Program Series 2026-3	4.850%	6/25/2035	100	100
[2,7]	SoFi Consumer Loan Program Series 2026-3	5.090%	6/25/2035	120	120
[2,7]	SoFi Consumer Loan Program Trust Series 2025-4	4.910%	8/25/2035	100	100
[2,7]	SoFi Consumer Loan Program Trust Series 2026-1	4.740%	12/26/2035	100	99
[2,7]	SoFi Consumer Loan Program Trust Series 2026-2	4.800%	3/25/2036	100	100
[2,7]	SoFi Consumer Loan Program Trust Series 2026-2	5.020%	3/25/2036	100	99
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA	5.080%	8/20/2029	100	100
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-BA	4.710%	1/22/2030	80	80
[2,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA	4.800%	12/20/2030	160	159
[2,5,7]	Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-BA	5.040%	3/20/2031	120	120
[2,7]	Subway Funding LLC Series 2024-1A	6.028%	7/30/2054	276	277
[2,7]	Subway Funding LLC Series 2024-1A	6.268%	7/30/2054	158	159
[2,7]	Switch ABS Issuer LLC Series 2025-2A	5.121%	10/25/2055	210	207
[2,7]	Taco Bell Funding LLC Series 2025-1A	4.821%	8/25/2055	480	474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/2029	30	30
[2,7]	Tesla Electric Vehicle Trust Series 2023-1	5.820%	5/20/2031	30	30
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	4.790%	6/20/2029	70	70
[2,7]	Tesla Lease Electric Vehicle Securitization LLC Series 2025-A	5.090%	6/20/2029	100	100
[2,7]	Tesla Sustainable Energy Business Trust Series 2026-1A	5.310%	5/20/2052	150	150
[2,7]	TIF Funding III LLC Series 2024-2A	5.540%	7/20/2049	136	136
[2,7]	Toyota Auto Loan Extended Note Trust Series 2024-1A	5.160%	11/25/2036	110	112
[2]	Toyota Auto Receivables Owner Trust Series 2024-D	4.430%	4/15/2030	40	40
[2,7]	Trafigura Securitisation Finance plc Series 2024-1A	5.980%	11/15/2027	210	211
[2,7]	Trafigura Securitisation Finance plc Series 2026-1A	5.120%	12/15/2029	310	310
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.300%	11/17/2041	137	134
[2,7]	Tricon Residential Trust Series 2024-SFR4	4.650%	11/17/2041	100	97
[2,7]	Trinity Rail Leasing LLC Series 2024-1A	5.780%	5/19/2054	92	92
[2,7]	Trinity Rail Leasing LLC Series 2025-1A	5.090%	10/19/2055	98	97
[2,7]	Truist Bank Auto Credit-Linked Notes Series 2025-1	4.728%	9/26/2033	192	192
[2,7]	Truist Bank Auto Credit-Linked Notes Series 2026-1	5.067%	6/26/2034	700	699
[2]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/2050	40	39
[2,7]	US Bank C&I Credit-Linked Notes Series 2025-SUP2	4.818%	9/25/2032	172	171
[2,7]	US Bank NA Series 2025-SUP1	5.582%	2/25/2032	152	152
[2,7]	US Bank NA Series 2026-RVM1	4.959%	12/25/2046	480	474
[2,7]	US Bank NA Series 2026-RVM1	5.595%	12/25/2046	227	224
[2,7]	US Bank NA Series 2026-SUP1	5.500%	6/27/2033	290	290
[2,7]	Vantage Data Centers Issuer LLC Series 2025-2A	5.239%	11/15/2055	550	534
[2,7]	Vantage Data Centers LLC Series 2025-1A	5.132%	8/15/2055	490	481
[2,7]	VB-S1 Issuer LLC Series 2026-1A	4.693%	3/15/2056	230	225
[2,7]	Verizon Master Trust Series 2023-6	4.860%	9/22/2031	100	100
[2,7]	Verizon Master Trust Series 2023-6	5.050%	9/22/2031	130	130
[2,7]	Verizon Master Trust Series 2024-2	5.080%	12/22/2031	190	191
[2,7]	Verizon Master Trust Series 2024-2	5.320%	12/22/2031	230	231
[2,7]	Verizon Master Trust Series 2024-5	5.000%	6/21/2032	150	152
[2,7]	Verizon Master Trust Series 2024-5	5.250%	6/21/2032	130	132
[2]	Verizon Master Trust Series 2024-8	4.990%	11/20/2030	50	50
[2]	Verizon Master Trust Series 2025-1	5.090%	1/21/2031	10	10
[2]	Verizon Master Trust Series 2025-3	4.900%	3/20/2030	60	60
[2,7]	Verizon Master Trust Series 2025-4	5.020%	3/21/2033	150	151
[2,7]	Verizon Master Trust Series 2025-4	5.200%	3/21/2033	100	100
[2]	Verizon Master Trust Series 2025-5	4.840%	6/20/2031	30	30
[2,7]	Verizon Master Trust Series 2025-6	4.850%	6/21/2033	100	100
[2,7]	Verizon Master Trust Series 2025-8	4.600%	8/22/2033	100	98
[2]	Verizon Master Trust Series 2026-2	4.850%	6/21/2032	50	50
[2,6,7]	Voya CLO Ltd. Series 2022-3A, TSFR3M + 1.130%	4.805%	10/20/2036	160	160
[2,7,8]	Voya CLO Ltd. Series 2026-2A	4.951%	7/15/2039	290	290
[2,7,8]	Voya CLO Ltd. Series 2026-2A	5.251%	7/15/2039	100	100
[2,6,7]	Wellington Management CLO 1 Ltd. Series 2023-1A, TSFR3M + 1.550%	5.225%	10/20/2038	150	150
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C45	4.184%	6/15/2051	120	118
[2]	Wells Fargo Commercial Mortgage Trust Series 2018-C47	4.442%	9/15/2061	330	327
[2]	Wells Fargo Commercial Mortgage Trust Series 2024-C63	5.309%	8/15/2057	180	183
[2]	Wells Fargo Commercial Mortgage Trust Series 2025-C65	5.292%	10/15/2058	190	193
[2,7]	Wells Fargo Commercial Mortgage Trust Series 2026-1250B	4.833%	3/10/2041	210	207
[2]	Wells Fargo Commercial Mortgage Trust Series 2026-C66	5.649%	4/15/2059	570	592
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2021-INV2	2.500%	9/25/2051	132	109
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	2.500%	12/25/2051	600	402
[2,7]	Wells Fargo Mortgage Backed Securities Trust Series 2022-2	3.000%	12/25/2051	100	72
[2,7]	Wendy's Funding LLC Series 2018-1A	3.884%	3/15/2048	247	241
[2,7]	Wendy's Funding LLC Series 2019-1A	4.080%	6/15/2049	44	42
[2,7]	Westlake Automobile Receivables Trust Series 2026-1A	4.370%	6/16/2031	330	327
[2,7]	Westlake Automobile Receivables Trust Series 2026-1A	4.750%	7/15/2031	180	178
[2,7]	Westlake Automobile Receivables Trust Series 2026-2A	4.890%	3/15/2032	200	199
[2,7]	Westlake Flooring Master Trust Series 2025-1A	4.840%	10/15/2029	70	70
[2]	World Omni Auto Receivables Trust Series 2024-A	5.310%	10/15/2030	30	30
[2]	World Omni Auto Receivables Trust Series 2025-A	5.080%	11/15/2030	50	50
[2]	World Omni Auto Receivables Trust Series 2025-A	5.170%	10/15/2031	70	71
[2]	World Omni Auto Receivables Trust Series 2026-A	4.360%	12/15/2032	120	118
[2,7]	Yamaha Motor Master Trust II Series 2026-A	4.890%	4/15/2031	100	99
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $148,354)					148,172
Corporate Bonds (33.3%)
Communications (2.7%)
	Airbnb Inc.	4.400%	3/16/2029	310	308

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Airbnb Inc.	4.650%	3/16/2031	165	164
	Airbnb Inc.	5.250%	3/16/2036	320	319
	Alphabet Inc.	4.400%	2/15/2033	291	285
[9]	Alphabet Inc.	4.800%	5/11/2063	100	116
	Alphabet Inc.	5.700%	11/15/2075	356	342
[10]	Alphabet Inc.	6.125%	2/13/2126	100	124
	AMC Global Media Inc.	4.250%	2/15/2029	7	6
[7]	APLD ComputeCo 2 LLC	6.750%	3/15/2031	90	90
	AT&T Inc.	4.750%	4/30/2033	483	473
	AT&T Inc.	4.300%	12/15/2042	150	124
	AT&T Inc.	5.850%	4/30/2046	591	569
	AT&T Inc.	3.550%	9/15/2055	224	144
	AT&T Inc.	6.050%	8/15/2056	945	920
	AT&T Inc.	3.650%	9/15/2059	225	144
[7]	Beacon Point DC LLC	6.129%	11/30/2042	320	323
[7]	Beignet Investor LLC	6.581%	5/30/2049	323	330
[7]	Black Pearl Compute LLC	6.125%	2/15/2031	35	36
[9]	Booking Holdings Inc.	3.875%	3/21/2045	100	102
[7]	Cable One Inc.	4.000%	11/15/2030	74	40
[7]	CCO Holdings LLC	5.000%	2/1/2028	75	74
[7]	CCO Holdings LLC	4.750%	3/1/2030	215	204
[7]	CCO Holdings LLC	4.500%	8/15/2030	55	51
[7]	CCO Holdings LLC	4.250%	2/1/2031	70	63
[7]	CCO Holdings LLC	4.750%	2/1/2032	40	36
	CCO Holdings LLC	4.500%	5/1/2032	290	256
[7]	CCO Holdings LLC	7.000%	2/1/2033	45	44
	Charter Communications Operating LLC	3.750%	2/15/2028	650	637
	Charter Communications Operating LLC	4.200%	3/15/2028	560	553
	Charter Communications Operating LLC	6.100%	6/1/2029	1,168	1,196
	Charter Communications Operating LLC	6.650%	2/1/2034	183	188
	Charter Communications Operating LLC	6.550%	6/1/2034	800	816
	Charter Communications Operating LLC	6.484%	10/23/2045	707	649
	Charter Communications Operating LLC	5.750%	4/1/2048	440	371
	Charter Communications Operating LLC	3.900%	6/1/2052	600	382
[7]	Cipher Compute LLC	7.125%	11/15/2030	55	57
	Comcast Corp.	3.750%	4/1/2040	283	226
	Comcast Corp.	2.937%	11/1/2056	198	107
[7]	Cox Communications Inc.	4.800%	2/1/2035	523	470
[7]	CSC Holdings LLC	5.375%	2/1/2028	25	16
[7]	CSC Holdings LLC	11.250%	5/15/2028	160	103
[7]	CSC Holdings LLC	11.750%	1/31/2029	70	43
[7]	CSC Holdings LLC	4.125%	12/1/2030	100	59
[7]	CSC Holdings LLC	3.375%	2/15/2031	75	44
[7]	Directv Financing LLC	8.875%	2/1/2030	90	92
[7]	Directv Financing LLC	10.000%	2/15/2031	90	93
[2]	Discovery Global Holdings Inc.	4.279%	3/15/2032	95	85
[2]	Discovery Global Holdings Inc.	5.050%	3/15/2042	80	59
[2]	Discovery Global Holdings Inc.	5.141%	3/15/2052	56	38
[7]	DISH Network Corp.	11.750%	11/15/2027	64	66
[7]	EW Scripps Co.	9.875%	8/15/2030	40	35
[7]	Flash Compute LLC	7.250%	12/31/2030	45	46
[7]	Gray Media Inc.	5.375%	11/15/2031	40	27
[7]	Gray Media Inc.	7.250%	8/15/2033	15	15
[7]	HUT 8 DC LLC	6.192%	11/15/2042	487	494
[7]	Level 3 Financing Inc.	3.875%	11/15/2029	25	24
[7]	Meridian Arc Holdco LLC	6.250%	4/30/2031	45	45
	Meta Platforms Inc.	4.200%	11/15/2030	290	285
	Meta Platforms Inc.	4.550%	5/15/2031	806	802
	Meta Platforms Inc.	4.875%	11/15/2035	340	331
	Meta Platforms Inc.	5.250%	5/15/2036	328	326
	Meta Platforms Inc.	5.500%	11/15/2045	375	348
	Meta Platforms Inc.	4.450%	8/15/2052	244	188
	Meta Platforms Inc.	5.400%	8/15/2054	210	186
	Meta Platforms Inc.	6.300%	5/15/2056	386	384
	Meta Platforms Inc.	5.750%	11/15/2065	125	112
[7]	Midcontinent Communications	8.000%	8/15/2032	115	101
[7]	Nexstar Media Inc.	6.500%	9/15/2033	165	165
[7]	Nexstar Media Inc.	7.250%	4/15/2034	70	70
[7]	NTT Finance Corp.	4.567%	7/16/2027	239	239
[7]	OAK-Eagle Acquireco Inc.	7.250%	7/1/2033	60	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	OAK-Eagle Acquireco Inc.	8.750%	7/1/2034	85	90
	Omnicom Group Inc.	3.375%	3/1/2041	140	105
[7]	Orange SA	4.750%	1/13/2033	845	828
[7]	Outfront Media Capital LLC	7.375%	2/15/2031	40	42
	Paramount Global	2.900%	1/15/2027	72	71
	Paramount Global	4.200%	6/1/2029	75	72
	Paramount Global	5.500%	5/15/2033	70	63
	Paramount Global	6.875%	4/30/2036	100	94
	Paramount Global	4.375%	3/15/2043	100	65
	Paramount Global	5.850%	9/1/2043	40	30
	Paramount Global	4.950%	5/19/2050	40	26
[7]	PR RNO Property Owner 1 LLC	6.500%	5/1/2031	195	195
[7]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	648	647
	Rogers Communications Inc.	7.000%	4/15/2055	30	31
	Rogers Communications Inc.	7.125%	4/15/2055	95	98
[7]	Scripps Escrow II Inc.	3.875%	1/15/2029	25	23
[7]	Space Exploration Technologies Corp.	5.350%	7/15/2031	840	839
[7]	Space Exploration Technologies Corp.	5.650%	7/15/2033	1,980	1,969
[7]	Space Exploration Technologies Corp.	5.875%	7/15/2036	500	493
	Sprint Capital Corp.	6.875%	11/15/2028	860	901
[7]	Stingray Compute LLC	6.000%	6/15/2031	10	10
[7]	Sunrise FinCo I BV	4.875%	7/15/2031	135	128
[7]	SV RNO Property Owner 1 LLC	5.875%	3/1/2031	95	94
[10]	Time Warner Cable LLC	5.750%	6/2/2031	200	265
	T-Mobile USA Inc.	3.375%	4/15/2029	100	97
	T-Mobile USA Inc.	5.700%	1/15/2056	239	226
[7]	Univision Communications Inc.	4.500%	5/1/2029	5	5
[7]	Univision Communications Inc.	7.375%	6/30/2030	180	180
[7]	Univision Communications Inc.	8.500%	7/31/2031	45	45
[7]	Univision Communications Inc.	9.375%	8/1/2032	10	10
[7]	Univision Communications Inc.	8.875%	4/15/2033	60	59
	Verizon Communications Inc.	4.750%	1/15/2033	324	319
	Verizon Communications Inc.	5.875%	11/30/2055	396	384
	Verizon Communications Inc.	2.987%	10/30/2056	220	129
[7]	Virgin Media Finance plc	5.000%	7/15/2030	200	151
[7]	Virgin Media O2 Vendor Financing Notes VI DAC	8.500%	3/15/2033	80	64
	Vodafone Group plc	5.750%	6/28/2054	320	302
[7]	VZ Secured Financing BV	5.000%	1/15/2032	35	31
[7]	WULF Compute LLC	7.750%	10/15/2030	90	94
					25,598
Consumer Discretionary (1.8%)
[7]	1011778 BC ULC	3.875%	1/15/2028	65	64
[7]	1011778 BC ULC	6.125%	6/15/2029	175	178
[7]	1011778 BC ULC	5.625%	9/15/2029	40	40
[7]	A&K Travel Group Holdings Ltd.	7.500%	5/15/2033	50	50
[7]	Academy Ltd.	5.875%	5/15/2031	60	60
[7]	Acushnet Co.	5.625%	12/1/2033	35	35
[7]	ADT Security Corp.	5.875%	10/15/2033	40	39
	Advance Auto Parts Inc.	3.900%	4/15/2030	35	33
[7]	Advance Auto Parts Inc.	7.000%	8/1/2030	45	46
[7]	Advance Auto Parts Inc.	7.375%	8/1/2033	80	83
	Amazon.com Inc.	4.550%	3/13/2033	495	487
[11]	Amazon.com Inc.	4.350%	6/12/2036	504	358
	Amazon.com Inc.	5.650%	3/13/2046	620	614
	Amazon.com Inc.	4.050%	8/22/2047	305	242
	Amazon.com Inc.	5.550%	11/20/2065	380	355
	American Axle & Manufacturing Inc.	5.000%	10/1/2029	30	29
	American Honda Finance Corp.	4.450%	1/8/2031	490	480
[2]	American Honda Finance Corp.	5.200%	4/8/2033	125	125
[7]	Ameritex Holdco Intermediate LLC	7.625%	8/15/2033	20	21
[7]	Asbury Automotive Group Inc.	5.000%	2/15/2032	150	143
	AutoZone Inc.	4.750%	8/1/2032	300	297
	Bath & Body Works Inc.	6.875%	11/1/2035	80	82
[7,12]	Beach Acquisition Bidco LLC, 10.750% PIK or 10.000% Cash	10.000%	7/15/2033	16	17
[7]	Belron UK Finance plc	5.750%	10/15/2029	45	45
	BorgWarner Inc.	4.950%	8/15/2029	115	116
[7]	Brightstar Lottery plc	5.750%	1/15/2033	50	49
[7]	Builders FirstSource Inc.	6.375%	3/1/2034	95	96
[7]	Builders FirstSource Inc.	6.750%	5/15/2035	50	51

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Caesars Entertainment Inc.	7.000%	2/15/2030	85	86
[7]	Caesars Entertainment Inc.	6.500%	2/15/2032	25	24
[7]	Carnival Corp. Ltd.	4.000%	8/1/2028	75	74
[7]	Carnival Corp. Ltd.	5.125%	5/1/2029	135	135
[7]	Carnival Corp. Ltd.	5.750%	3/15/2030	80	81
[7]	Champ Acquisition Corp.	8.375%	12/1/2031	15	16
[7]	Churchill Downs Inc.	5.750%	4/1/2030	195	195
[7]	Clarios Global LP	6.750%	2/15/2030	15	15
[7]	Clarios Global LP	6.750%	9/15/2032	20	20
[7]	CompoSecure Holdings LLC	5.625%	2/1/2033	25	24
[7]	Cyprium Corp.	6.125%	4/15/2031	22	22
	Dana Inc.	4.250%	9/1/2030	33	33
	Dana Inc.	4.500%	2/15/2032	17	17
	Ferguson Enterprises Inc.	4.350%	3/15/2031	275	270
[7]	Flutter Treasury DAC	5.875%	6/4/2031	95	95
	Ford Motor Co.	9.625%	4/22/2030	10	11
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	75	75
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	315	324
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	310	292
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	75	79
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	205	212
	Ford Motor Credit Co. LLC	5.753%	4/6/2033	585	580
[7]	Garda World Security Corp.	7.750%	2/15/2028	170	173
[7]	Garda World Security Corp.	6.500%	1/15/2031	70	71
[7]	Garda World Security Corp.	8.250%	8/1/2032	25	26
	General Motors Co.	6.250%	4/15/2035	175	183
	General Motors Co.	5.200%	4/1/2045	230	204
	General Motors Financial Co. Inc.	5.350%	7/15/2027	225	227
	General Motors Financial Co. Inc.	4.750%	4/6/2029	630	630
	General Motors Financial Co. Inc.	5.550%	7/15/2029	550	561
	General Motors Financial Co. Inc.	3.600%	6/21/2030	125	119
	General Motors Financial Co. Inc.	4.600%	1/8/2031	130	128
	General Motors Financial Co. Inc.	5.100%	9/15/2031	820	821
	General Motors Financial Co. Inc.	5.450%	1/8/2036	180	179
	Goodyear Tire & Rubber Co.	5.000%	7/15/2029	85	81
	Goodyear Tire & Rubber Co.	6.625%	7/15/2030	66	64
	Goodyear Tire & Rubber Co.	8.875%	7/15/2032	40	40
[7]	Hilton Domestic Operating Co. Inc.	3.750%	5/1/2029	20	19
[7]	Hilton Domestic Operating Co. Inc.	5.500%	9/15/2031	80	80
[7]	Hilton Domestic Operating Co. Inc.	5.875%	3/15/2033	55	56
[7]	Hilton Domestic Operating Co. Inc.	5.750%	9/15/2033	130	130
[7]	Hilton Domestic Operating Co. Inc.	5.500%	3/31/2034	75	74
[7,12]	IHO Verwaltungs GmbH, 8.125% PIK or 7.375% Cash	7.375%	5/15/2033	30	31
[7]	JH North America Holdings Inc.	5.875%	1/31/2031	15	15
[7]	JH North America Holdings Inc.	6.125%	7/31/2032	25	25
[7]	Light & Wonder International Inc.	6.250%	10/1/2033	60	60
[7]	Lithia Motors Inc.	4.625%	12/15/2027	160	159
[7]	Live Nation Entertainment Inc.	6.500%	5/15/2027	190	190
	Lowe's Cos. Inc.	4.000%	10/15/2028	80	79
	Lowe's Cos. Inc.	4.500%	10/15/2032	1,555	1,522
	Lowe's Cos. Inc.	4.450%	4/1/2062	190	148
[7]	Melco Resorts Finance Ltd.	5.375%	12/4/2029	5	5
[7]	Melco Resorts Finance Ltd.	6.500%	9/24/2033	120	118
[7]	Men's Wearhouse LLC	9.000%	2/1/2031	10	11
[7]	MGM China Holdings Ltd.	7.125%	6/26/2031	20	21
[7]	MGM China Holdings Ltd.	6.250%	5/15/2033	70	69
[7]	Miter Brands Acquisition Holdco Inc.	6.750%	4/1/2032	80	79
[7]	NCL Corp. Ltd.	7.750%	2/15/2029	110	115
[7]	NCL Corp. Ltd.	5.875%	1/15/2031	50	48
[7]	NCL Corp. Ltd.	6.750%	2/1/2032	125	125
	Newell Brands Inc.	6.375%	9/15/2027	45	45
[7]	Newell Brands Inc.	8.500%	6/1/2028	70	73
	Newell Brands Inc.	6.625%	9/15/2029	95	97
	Newell Brands Inc.	6.625%	5/15/2032	20	20
	Newell Brands Inc.	7.375%	4/1/2036	30	30
	Newell Brands Inc.	7.500%	4/1/2046	30	28
[7]	Nissan Motor Acceptance Co. LLC	5.625%	9/29/2028	45	45
[7]	Nissan Motor Acceptance Co. LLC	5.550%	9/13/2029	45	44
[7]	Nissan Motor Acceptance Co. LLC	6.125%	9/30/2030	135	133
[7]	Nissan Motor Co. Ltd.	7.750%	7/17/2032	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Nissan Motor Co. Ltd.	8.125%	7/17/2035	105	112
[7]	Ontario Gaming GTA LP	8.000%	8/1/2030	40	40
[7]	Pioneer Opco LLC	7.000%	5/15/2033	45	46
[7]	QXO Building Products Inc.	6.500%	7/15/2031	25	25
[7]	QXO Building Products Inc.	6.875%	7/15/2034	40	41
[7]	Rivers Enterprise Borrower LLC	6.250%	10/15/2030	50	51
	Service Corp. International	4.000%	5/15/2031	5	5
[7]	Six Flags Entertainment Corp.	8.625%	1/15/2032	65	67
[7]	Six Flags Entertainment Corp.	6.625%	5/1/2032	30	30
[7]	Standard Building Solutions Inc.	6.500%	8/15/2032	35	35
[7]	Standard Building Solutions Inc.	6.250%	8/1/2033	50	50
[7]	Stellantis Financial Services US Corp.	4.950%	9/15/2028	765	759
[2,9]	Stellantis NV	4.625%	6/6/2035	300	334
[7]	Studio City Finance Ltd.	5.000%	1/15/2029	125	120
[7]	Vail Resorts Inc.	5.625%	7/15/2030	85	85
[7]	Vail Resorts Inc.	6.500%	5/15/2032	50	51
[7]	Volkswagen Group of America Finance LLC	4.450%	9/11/2027	310	309
[2,9]	Volkswagen International Finance NV	4.375%	Perpetual	200	221
[7]	Wayfair LLC	7.250%	10/31/2029	25	26
[7]	Wayfair LLC	7.750%	9/15/2030	25	26
[7]	Wayfair LLC	7.125%	5/31/2034	20	21
	Whirlpool Corp.	6.125%	6/15/2030	30	28
[7]	Whirlpool Corp.	7.500%	7/1/2031	30	30
	Whirlpool Corp.	6.500%	6/15/2033	80	69
[7]	Whirlpool Corp.	7.875%	7/1/2034	10	10
[7]	Wyndham Hotels & Resorts Inc.	5.625%	3/1/2033	50	49
[7]	Wynn Macau Ltd.	5.625%	8/26/2028	25	25
[7]	Wynn Macau Ltd.	5.125%	12/15/2029	20	20
[7]	Wynn Macau Ltd.	6.750%	2/15/2034	115	114
[7]	ZF North America Capital Inc.	7.500%	3/24/2031	200	201
[7]	ZF North America Capital Inc.	6.875%	4/23/2032	10	10
					17,178
Consumer Staples (1.3%)
[7]	Albertsons Cos. Inc.	6.500%	2/15/2028	55	55
[7]	Albertsons Cos. Inc.	5.500%	3/31/2031	25	24
[7]	Albertsons Cos. Inc.	6.250%	3/15/2033	150	149
[7]	Albertsons Cos. Inc.	5.750%	3/31/2034	135	128
	Altria Group Inc.	3.400%	2/4/2041	135	103
	Altria Group Inc.	3.875%	9/16/2046	620	460
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	150	153
	BAT Capital Corp.	3.557%	8/15/2027	237	235
	BAT Capital Corp.	2.259%	3/25/2028	220	212
	BAT Capital Corp.	4.906%	4/2/2030	20	20
	BAT Capital Corp.	6.343%	8/2/2030	230	243
	BAT Capital Corp.	4.625%	3/22/2033	1,080	1,057
	BAT Capital Corp.	5.650%	3/16/2052	90	85
	BAT Capital Corp.	7.081%	8/2/2053	420	474
[2,9]	BAT International Finance plc	2.000%	3/13/2045	100	80
[9]	British American Tobacco plc	4.750%	Perpetual	100	115
[7]	Chobani LLC	6.375%	4/15/2034	30	30
[7]	Energizer Holdings Inc.	4.750%	6/15/2028	168	167
[7]	Energizer Holdings Inc.	4.375%	3/31/2029	220	213
[7]	Energizer Holdings Inc.	6.000%	9/15/2033	40	38
[7]	Froneri Lux FinCo Sarl	6.000%	8/1/2032	65	64
[7]	Imperial Brands Finance plc	6.125%	7/27/2027	200	203
[7]	Imperial Brands Finance plc	4.500%	6/30/2028	500	499
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	250	254
	JBS NV	6.375%	2/25/2055	1,058	1,055
[7]	KeHE Distributors LLC	9.000%	2/15/2029	100	105
[7]	KeHE Distributors LLC	7.125%	4/30/2033	35	36
	Kraft Heinz Foods Co.	3.750%	4/1/2030	140	135
	Kraft Heinz Foods Co.	4.375%	6/1/2046	100	80
	Kraft Heinz Foods Co.	5.500%	6/1/2050	435	396
	Kroger Co.	5.000%	9/15/2034	335	330
	Kroger Co.	4.450%	2/1/2047	93	77
	Kroger Co.	5.500%	9/15/2054	350	328
[7]	Lamb Weston Holdings Inc.	4.125%	1/31/2030	141	135
[7]	Mars Inc.	5.000%	3/1/2032	190	191
[7]	Mars Inc.	5.200%	3/1/2035	606	608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Mars Inc.	5.700%	5/1/2055	658	648
[7]	Mars Inc.	5.800%	5/1/2065	530	526
	Molson Coors Beverage Co.	5.500%	7/8/2036	270	271
[7]	Opal Bidco SAS	6.500%	3/31/2032	205	209
[7]	Performance Food Group Inc.	4.250%	8/1/2029	20	19
[7]	Performance Food Group Inc.	6.125%	9/15/2032	50	51
[7]	Performance Food Group Inc.	5.625%	3/1/2034	70	69
	Philip Morris International Inc.	5.625%	11/17/2029	225	232
	Philip Morris International Inc.	4.250%	10/29/2032	530	514
	Philip Morris International Inc.	5.375%	2/15/2033	100	103
	Philip Morris International Inc.	4.625%	10/29/2035	170	164
	Philip Morris International Inc.	4.500%	3/20/2042	106	93
[7]	Post Holdings Inc.	6.250%	2/15/2032	90	91
[7]	Post Holdings Inc.	6.375%	3/1/2033	55	55
[7]	Post Holdings Inc.	6.250%	10/15/2034	15	15
[7]	Post Holdings Inc.	6.500%	3/15/2036	95	94
	Sysco Corp.	4.400%	7/25/2031	65	63
	Tyson Foods Inc.	4.950%	2/20/2036	95	92
[7]	US Foods Inc.	6.875%	9/15/2028	10	10
[7]	US Foods Inc.	4.750%	2/15/2029	42	41
[7]	US Foods Inc.	5.750%	4/15/2033	35	35
					11,932
Energy (2.8%)
[2]	Abu Dhabi Crude Oil Pipeline LLC	3.650%	11/2/2029	1,710	1,650
[7]	Antero Midstream Partners LP	6.625%	2/1/2032	45	46
[7]	Antero Midstream Partners LP	5.750%	10/15/2033	65	64
[7]	Ascent Resources Utica Holdings LLC	6.625%	10/15/2032	125	127
[7]	Ascent Resources Utica Holdings LLC	6.625%	7/15/2033	65	66
	Baker Hughes Holdings LLC	4.650%	6/15/2033	710	694
	Baker Hughes Holdings LLC	5.850%	6/15/2056	245	242
[7]	Blue Racer Midstream LLC	7.000%	7/15/2029	80	82
[7]	Blue Racer Midstream LLC	7.250%	7/15/2032	30	31
	Boardwalk Pipelines LP	4.800%	5/3/2029	85	85
	BP Capital Markets America Inc.	5.227%	11/17/2034	576	584
	BP Capital Markets America Inc.	3.060%	6/17/2041	386	291
	BP Capital Markets America Inc.	2.939%	6/4/2051	251	159
	BP Capital Markets America Inc.	3.001%	3/17/2052	190	121
[7]	California Resources Corp.	7.000%	1/15/2034	40	39
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	90	80
[7]	Cheniere Energy Inc.	5.200%	7/30/2036	410	403
[7]	Cheniere Energy Inc.	6.000%	7/30/2056	490	490
	Cheniere Energy Partners LP	3.250%	1/31/2032	160	147
	Cheniere Energy Partners LP	5.950%	6/30/2033	30	31
[7]	Cheniere Energy Partners LP	6.050%	11/30/2056	700	707
[7]	Chord Energy Corp.	6.000%	10/1/2030	100	100
[7]	CNX Resources Corp.	7.375%	1/15/2031	29	30
[7]	CNX Resources Corp.	7.250%	3/1/2032	91	94
[7]	CNX Resources Corp.	5.875%	3/1/2034	65	63
	ConocoPhillips Co.	3.800%	3/15/2052	140	103
[7]	Crescent Energy Finance LLC	7.750%	7/31/2029	30	30
[7]	Devon Energy Corp.	5.600%	3/15/2034	360	369
[7]	Devon Energy Corp.	5.400%	2/15/2035	170	171
	Devon Energy Corp.	4.750%	5/15/2042	113	101
	Devon Energy Corp.	5.750%	9/15/2054	580	559
[7]	Devon Energy Corp.	5.900%	2/15/2055	430	424
	Diamondback Energy Inc.	5.750%	4/18/2054	180	175
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	310	318
	Enbridge Inc.	6.200%	11/15/2030	540	568
	Enbridge Inc.	4.850%	3/27/2031	230	230
	Enbridge Inc.	5.450%	3/27/2036	430	434
	Enbridge Inc.	6.700%	11/15/2053	205	225
	Energy Transfer LP	5.250%	4/15/2029	139	141
	Energy Transfer LP	5.250%	7/1/2029	215	218
	Energy Transfer LP	5.300%	4/1/2044	120	110
	Energy Transfer LP	5.150%	3/15/2045	200	178
	Energy Transfer LP	5.400%	10/1/2047	319	289
	Energy Transfer LP	5.950%	5/15/2054	205	196
[7]	Eni SpA	5.250%	5/18/2036	320	315
[7]	Eni SpA	6.000%	5/18/2056	200	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	5.650%	12/1/2054	470	460
	EQT Corp.	7.500%	6/1/2030	127	137
[7]	Excelerate Energy LP	8.000%	5/15/2030	70	74
[2]	Galaxy Pipeline Assets Bidco Ltd.	1.750%	9/30/2027	741	723
[2]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	1,301	1,161
	Genesis Energy LP	8.250%	1/15/2029	155	160
	Genesis Energy LP	8.000%	5/15/2033	45	47
	Genesis Energy LP	6.750%	3/15/2034	55	55
[2]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	200	205
[7]	Harvest Midstream I LP	6.750%	5/15/2034	65	66
	Helmerich & Payne Inc.	4.650%	12/1/2027	65	65
	Helmerich & Payne Inc.	4.850%	12/1/2029	40	40
	Hess Corp.	7.875%	10/1/2029	160	175
[7]	Hess Midstream Operations LP	6.500%	6/1/2029	35	36
[7]	Howard Midstream Energy Partners LLC	6.625%	1/15/2034	75	76
[2]	KazMunayGas National Co. JSC	5.375%	4/24/2030	200	202
	Kinder Morgan Inc.	5.150%	6/1/2030	420	427
[7]	Kinetik Holdings LP	6.625%	12/15/2028	45	46
[7]	Kinetik Holdings LP	5.875%	6/15/2030	10	10
	Marathon Petroleum Corp.	5.150%	3/1/2030	750	760
[7]	Matador Resources Co.	6.250%	4/15/2033	15	15
[7]	Matador Resources Co.	6.000%	4/15/2034	55	54
	MPLX LP	4.800%	2/15/2029	110	110
[7]	Noble Finance II LLC	6.250%	6/15/2034	85	83
	Occidental Petroleum Corp.	7.500%	5/1/2031	70	77
	Occidental Petroleum Corp.	6.600%	3/15/2046	5	5
	Occidental Petroleum Corp.	6.050%	10/1/2054	674	683
	ONEOK Inc.	5.800%	11/1/2030	230	238
	Patterson-UTI Energy Inc.	6.050%	5/15/2036	240	239
[7]	Permian Resources Operating LLC	9.875%	7/15/2031	12	13
	Petrobras Global Finance BV	5.125%	9/10/2030	1,398	1,375
[7]	Petronas Capital Ltd.	4.950%	1/3/2031	137	139
[2]	Petronas Capital Ltd.	5.340%	4/3/2035	617	632
	Phillips 66 Co.	5.250%	6/15/2031	290	295
	Phillips 66 Co.	5.650%	6/15/2054	300	283
	Plains All American Pipeline LP	4.700%	1/15/2031	150	149
	Plains All American Pipeline LP	5.600%	1/15/2036	200	201
[7]	Rockies Express Pipeline LLC	4.950%	7/15/2029	10	10
[7]	Rockies Express Pipeline LLC	6.750%	3/15/2033	15	15
[2]	SA Global Sukuk Ltd.	4.125%	9/17/2030	920	891
[2]	SA Global Sukuk Ltd.	2.694%	6/17/2031	320	287
	Schlumberger Investment SA	4.800%	5/7/2033	420	418
[7]	Seadrill Finance Ltd.	6.750%	7/15/2034	35	34
[7]	SM Energy Co.	6.750%	8/1/2029	15	15
[7]	SM Energy Co.	8.625%	11/1/2030	10	10
[7]	SM Energy Co.	8.750%	7/1/2031	65	68
[7]	SM Energy Co.	7.000%	8/1/2032	100	101
[7]	SM Energy Co.	9.625%	6/15/2033	110	121
[7]	SM Energy Co.	6.625%	4/15/2034	120	118
	South Bow Canadian Infrastructure Holdings Ltd.	7.500%	3/1/2055	79	84
	South Bow Canadian Infrastructure Holdings Ltd.	7.625%	3/1/2055	25	26
	Suncor Energy Inc.	4.000%	11/15/2047	147	113
[7]	Sunoco LP	5.625%	3/15/2031	50	50
[7]	Sunoco LP	5.375%	7/15/2031	35	35
[7]	Sunoco LP	5.625%	7/15/2034	50	49
[7]	Sunoco LP	7.875%	Perpetual	75	78
[7]	Tallgrass Energy Partners LP	7.375%	2/15/2029	52	53
[7]	Tallgrass Energy Partners LP	6.000%	12/31/2030	45	45
[7]	Tallgrass Energy Partners LP	6.750%	3/15/2034	100	101
	Targa Resources Corp.	5.200%	7/1/2027	110	111
	Targa Resources Corp.	6.150%	3/1/2029	320	331
	Targa Resources Corp.	6.125%	3/15/2033	175	184
	Targa Resources Corp.	6.500%	3/30/2034	420	453
[2,9]	TotalEnergies Capital International SA	3.852%	3/3/2045	200	212
[2,9]	TotalEnergies SE	1.625%	Perpetual	200	222
[7]	Transocean International Ltd.	8.250%	5/15/2029	20	21
[7]	Transocean International Ltd.	8.750%	2/15/2030	42	44
[7]	Transocean International Ltd.	8.500%	5/15/2031	170	176
[7]	Transocean International Ltd.	7.875%	10/15/2032	35	36
[7]	Valaris Ltd.	8.375%	4/30/2030	113	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valero Energy Corp.	5.150%	2/15/2030	150	152
[7]	Venture Global LNG Inc.	9.500%	2/1/2029	185	199
[7]	Venture Global LNG Inc.	8.375%	6/1/2031	25	26
[7]	Venture Global Plaquemines LNG LLC	6.125%	12/15/2030	25	26
[7]	Venture Global Plaquemines LNG LLC	6.500%	1/15/2034	80	83
[7]	Venture Global Plaquemines LNG LLC	6.500%	6/15/2034	265	276
[7]	Venture Global Plaquemines LNG LLC	6.750%	1/15/2036	80	85
	Western Midstream Operating LP	4.500%	3/1/2028	215	214
	Western Midstream Operating LP	4.750%	8/15/2028	236	236
					27,220
Financials (11.4%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	444	433
[5]	Aercap Funding DAC	4.875%	7/7/2031	480	478
	AerCap Ireland Capital DAC	4.875%	4/1/2028	510	512
	AerCap Ireland Capital DAC	4.375%	11/15/2030	357	350
	AerCap Ireland Capital DAC	3.850%	10/29/2041	300	242
	Ally Financial Inc.	5.737%	5/15/2029	172	174
	American Express Co.	5.085%	1/30/2031	360	364
	American International Group Inc.	4.850%	5/7/2030	1,080	1,085
[7]	AmWINS Group Inc.	6.375%	2/15/2029	60	60
[7]	AmWINS Group Inc.	4.875%	6/30/2029	35	34
	Aon North America Inc.	5.150%	3/1/2029	670	679
	Apollo Global Management Inc.	5.150%	8/12/2035	100	97
	Apollo Global Management Inc.	5.800%	5/21/2054	433	410
	Apollo Global Management Inc.	6.000%	12/15/2054	254	246
	Arch Capital Group Ltd.	5.950%	6/15/2056	400	404
	Ares Capital Corp.	5.875%	3/1/2029	200	202
	Ares Strategic Income Fund	5.700%	3/15/2028	280	280
[2,9]	Artea Bankas AB	4.597%	6/25/2030	600	698
	Arthur J Gallagher & Co.	4.600%	12/15/2027	407	408
[7]	Asurion LLC	8.000%	12/31/2032	85	86
[7]	Asurion LLC	8.375%	2/1/2034	105	97
[7]	Athene Global Funding	1.985%	8/19/2028	750	704
	Athene Holding Ltd.	3.450%	5/15/2052	61	38
	Athene Holding Ltd.	6.625%	10/15/2054	187	180
[9]	Athora Holding Ltd.	6.625%	6/16/2028	900	1,074
[9]	Athora Holding Ltd.	5.875%	9/10/2034	225	272
[7]	Aviation Capital Group LLC	4.875%	1/28/2033	410	398
[7]	Banco Nacional de Comercio Exterior SNC	6.000%	5/14/2036	744	735
	Banco Santander SA	5.437%	4/15/2036	200	200
	Bank of America Corp.	5.744%	2/12/2036	1,020	1,042
	Bank of America Corp.	5.489%	4/23/2037	1,360	1,357
[2]	Bank of America Corp.	4.078%	4/23/2040	340	298
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	310	337
	Bank of New York Mellon Corp.	5.316%	6/6/2036	819	829
	Bank of New York Mellon Corp.	5.085%	4/23/2037	925	916
	Barclays plc	4.837%	9/10/2028	158	158
	Barclays plc	7.385%	11/2/2028	200	207
	Barclays plc	5.086%	2/25/2029	431	433
	Barclays plc	5.207%	2/24/2037	500	487
	Barclays plc	3.330%	11/24/2042	200	150
[7]	Block Inc.	5.625%	8/15/2030	55	55
	Block Inc.	6.500%	5/15/2032	155	158
[7]	Block Inc.	6.000%	8/15/2033	30	30
[7]	BNP Paribas SA	5.283%	11/19/2030	110	111
[7]	BPCE SA	5.184%	6/2/2032	930	928
[2,9]	BPCE SA	4.125%	2/27/2039	100	113
	Brown & Brown Inc.	4.700%	6/23/2028	216	216
[7]	Burford Capital Global Finance LLC	6.250%	4/15/2028	15	15
[7]	Burford Capital Global Finance LLC	9.250%	7/1/2031	15	15
[7]	Burford Capital Global Finance LLC	8.500%	1/15/2034	35	31
	Capital One Financial Corp.	5.468%	2/1/2029	120	122
	Capital One Financial Corp.	3.273%	3/1/2030	480	462
[2]	Capital One Financial Corp.	7.624%	10/30/2031	164	180
	Capital One Financial Corp.	6.051%	2/1/2035	168	175
	Capital One Financial Corp.	6.183%	1/30/2036	492	504
	Capital One Financial Corp.	5.197%	9/11/2036	423	412
	Capital One Financial Corp.	5.399%	1/30/2037	1,835	1,814
	Carlyle Group Inc.	5.050%	9/19/2035	147	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charles Schwab Corp.	6.136%	8/24/2034	509	541
	Citigroup Inc.	4.643%	5/7/2028	3,040	3,042
	Citigroup Inc.	4.542%	9/19/2030	1,145	1,137
	Citigroup Inc.	6.174%	5/25/2034	170	178
	Citigroup Inc.	5.827%	2/13/2035	280	286
	Citigroup Inc.	6.020%	1/24/2036	340	351
	Citigroup Inc.	4.650%	7/30/2045	145	128
[10]	Close Brothers Group plc	7.750%	6/14/2028	464	640
[10]	Close Brothers Group plc	6.125%	8/3/2036	100	130
	Corebridge Financial Inc.	3.850%	4/5/2029	330	323
	Corebridge Financial Inc.	3.900%	4/5/2032	100	94
	Corebridge Financial Inc.	4.350%	4/5/2042	190	160
	Corebridge Financial Inc.	4.400%	4/5/2052	300	240
[7]	CRC Insurance Group LLC	7.125%	6/1/2031	71	71
[7]	Credit Acceptance Corp.	6.625%	3/15/2030	105	105
[7]	Credit Agricole SA	4.631%	9/11/2028	250	250
[7]	Danske Bank A/S	5.427%	3/1/2028	200	201
[7]	Danske Bank A/S	4.999%	3/27/2032	640	640
[2,9]	DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	600	699
	Equitable Holdings Inc.	5.000%	4/20/2048	102	89
	Fifth Third Bancorp	6.339%	7/27/2029	280	289
[7]	Focus Financial Partners LLC	6.750%	9/15/2031	45	45
[7]	Freedom Mortgage Holdings LLC	9.250%	2/1/2029	10	10
[7]	Freedom Mortgage Holdings LLC	6.875%	5/1/2031	90	87
[7]	Freedom Mortgage Holdings LLC	8.375%	4/1/2032	40	41
[7]	Freedom Mortgage Holdings LLC	7.875%	4/1/2033	50	49
[2,9]	GA Global Funding Trust	4.133%	9/16/2035	300	336
[7]	GGAM Finance Ltd.	8.000%	2/15/2027	60	60
[7]	Global Atlantic Fin Co.	7.950%	6/15/2033	263	290
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	155	148
	Goldman Sachs Group Inc.	4.692%	10/23/2030	280	279
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	110	108
	Goldman Sachs Group Inc.	5.094%	4/20/2034	1,422	1,416
	Goldman Sachs Group Inc.	5.425%	6/3/2037	590	592
	Goldman Sachs Group Inc.	6.750%	10/1/2037	200	218
	Goldman Sachs Group Inc.	2.908%	7/21/2042	225	163
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	140	126
	Goldman Sachs Group Inc.	5.561%	11/19/2045	650	632
	Golub Capital Private Credit Fund	5.875%	5/1/2030	330	325
[2,9]	Gothaer Allgemeine Versicherung AG	5.000%	6/20/2045	100	119
[9]	Grand City Properties Finance Sarl	4.750%	Perpetual	200	221
[9]	Helvetia Europe SA	2.750%	9/30/2041	300	325
[7]	Howden UK Refinance plc	7.250%	2/15/2031	35	34
[7]	Howden UK Refinance plc	8.125%	2/15/2032	115	104
	HPS Corporate Lending Fund	4.900%	9/11/2028	417	409
	HPS Corporate Lending Fund	5.950%	4/14/2032	233	228
	HSBC Holdings plc	5.130%	11/19/2028	319	321
[2]	HSBC Holdings plc	3.973%	5/22/2030	240	234
	HSBC Holdings plc	4.619%	11/6/2031	1,212	1,195
	HSBC Holdings plc	2.804%	5/24/2032	224	202
	HSBC Holdings plc	5.208%	5/12/2034	660	658
	HSBC Holdings plc	5.279%	3/10/2037	60	60
	HSBC Holdings plc	6.332%	3/9/2044	175	187
[7]	HUB International Ltd.	7.250%	6/15/2030	20	21
[7]	HUB International Ltd.	7.375%	1/31/2032	25	25
	Huntington Bancshares Inc.	6.208%	8/21/2029	800	823
	Huntington Bancshares Inc.	5.709%	2/2/2035	343	351
	Huntington Bancshares Inc.	2.487%	8/15/2036	150	129
	Huntington Bancshares Inc.	5.605%	1/28/2041	400	392
[2]	Huntington National Bank	4.871%	4/12/2028	271	272
	Intercontinental Exchange Inc.	3.000%	6/15/2050	94	61
	Intercontinental Exchange Inc.	5.200%	6/15/2062	115	104
[7]	Intesa Sanpaolo SpA	5.000%	6/29/2030	695	696
[7]	Intesa Sanpaolo SpA	6.005%	6/29/2037	905	913
[2,9]	IWG US Finance LLC	6.500%	6/28/2030	300	370
[9]	IWG US Finance LLC	5.125%	5/14/2032	200	235
	JPMorgan Chase & Co.	4.979%	7/22/2028	578	581
	JPMorgan Chase & Co.	4.603%	10/22/2030	470	468
	JPMorgan Chase & Co.	5.140%	1/24/2031	700	708
	JPMorgan Chase & Co.	5.576%	7/23/2036	769	781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	4.898%	1/22/2037	755	736
	JPMorgan Chase & Co.	5.193%	2/5/2037	1,444	1,423
	JPMorgan Chase & Co.	5.148%	4/23/2037	1,200	1,191
	Keybank National Association	5.000%	1/26/2033	100	99
	KeyCorp	6.401%	3/6/2035	110	117
	KKR & Co. Inc.	5.100%	8/7/2035	112	108
[2,9]	Kommunalkredit Austria AG	5.250%	3/28/2029	500	593
[7]	Liberty Mutual Group Inc.	5.250%	5/1/2036	230	227
	M&T Bank Corp.	5.179%	7/8/2031	430	433
	M&T Bank Corp.	5.053%	1/27/2034	127	126
	M&T Bank Corp.	5.400%	7/30/2035	284	284
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	1,453	1,457
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	492	493
	Mastercard Inc.	4.425%	6/8/2029	1,049	1,047
	Mastercard Inc.	4.600%	6/8/2031	838	836
	MetLife Inc.	4.875%	11/13/2043	100	92
	MetLife Inc.	5.000%	7/15/2052	100	90
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	202
	Mitsubishi UFJ Financial Group Inc.	4.505%	1/14/2032	475	467
	Morgan Stanley	4.654%	10/18/2030	730	726
	Morgan Stanley	5.230%	1/15/2031	651	658
[2]	Morgan Stanley	4.356%	10/22/2031	721	705
[2]	Morgan Stanley	2.511%	10/20/2032	390	345
	Morgan Stanley	5.466%	1/18/2035	350	356
	Morgan Stanley	5.831%	4/19/2035	860	893
	Morgan Stanley	5.587%	1/18/2036	350	358
	Morgan Stanley	5.664%	4/17/2036	725	744
	Morgan Stanley	5.073%	1/30/2037	702	687
	Morgan Stanley	5.296%	4/10/2037	745	741
[2]	Morgan Stanley	3.971%	7/22/2038	175	154
[2]	Morgan Stanley	4.457%	4/22/2039	140	129
	Morgan Stanley	5.314%	1/18/2041	400	391
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	560	561
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	1,239	1,244
[2]	Morgan Stanley Private Bank NA	4.213%	2/8/2030	2,350	2,319
	Nasdaq Inc.	5.350%	6/28/2028	191	194
	Nasdaq Inc.	3.950%	3/7/2052	375	282
[7]	National Australia Bank Ltd.	2.990%	5/21/2031	250	227
	National Bank of Canada	4.950%	2/1/2028	890	892
[2]	NatWest Group plc	4.892%	5/18/2029	200	201
	NatWest Group plc	5.115%	5/23/2031	210	211
	Navient Corp.	4.875%	3/15/2028	8	8
	Navient Corp.	9.375%	7/25/2030	30	30
[7]	Nippon Life Insurance Co.	5.046%	4/2/2033	200	200
[9]	Nippon Life Insurance Co.	4.114%	1/23/2055	100	113
	Nomura Holdings Inc.	4.996%	6/29/2029	470	471
	Northern Trust Corp.	5.117%	11/19/2040	148	145
[7]	Northwestern Mutual Life Insurance Co.	6.050%	6/30/2056	800	817
[2,9]	Oldenburgische Landesbank AG	8.500%	4/24/2034	200	253
[7]	Omnis Funding Trust	6.722%	5/15/2055	331	344
	OneMain Finance Corp.	3.500%	1/15/2027	65	64
	OneMain Finance Corp.	6.125%	5/15/2030	25	25
	OneMain Finance Corp.	6.500%	3/15/2033	70	69
	OneMain Finance Corp.	6.750%	9/15/2033	50	50
[10]	OSB Group plc	9.993%	7/27/2033	100	143
[10]	Pension Insurance Corp. plc	3.625%	10/21/2032	300	349
[7]	Phoenix Aviation Capital Ltd.	9.250%	7/15/2030	270	279
	Pinnacle Bank	5.957%	1/15/2036	263	261
	Pinnacle Financial Partners Inc.	6.168%	11/1/2030	595	609
	Pinnacle Financial Partners Inc.	5.596%	5/19/2032	460	461
	PNC Financial Services Group Inc.	5.492%	5/14/2030	1,330	1,358
	PNC Financial Services Group Inc.	6.875%	10/20/2034	255	282
	PNC Financial Services Group Inc.	5.575%	1/29/2036	70	72
	PNC Financial Services Group Inc.	5.423%	1/25/2041	530	521
[2,9]	PPI Public Property Invest AB	4.375%	10/1/2032	100	115
[2,9]	PPI Public Property Invest AB	4.125%	4/21/2033	200	225
	Progressive Corp.	5.150%	3/26/2036	805	805
	Prudential Financial Inc.	6.500%	3/15/2054	150	155
	Regions Financial Corp.	5.722%	6/6/2030	865	887
	Regions Financial Corp.	5.502%	9/6/2035	316	320

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Rocket Cos. Inc.	6.500%	8/1/2029	50	51
[7]	Rocket Cos. Inc.	6.125%	8/1/2030	60	61
[7]	Rocket Cos. Inc.	6.125%	8/1/2031	70	71
[7]	Rocket Cos. Inc.	7.125%	2/1/2032	35	36
[7]	Rocket Cos. Inc.	6.375%	8/1/2033	90	92
[7]	Rocket Cos. Inc.	6.500%	6/15/2034	25	26
[7]	Rocket Mortgage LLC	3.875%	3/1/2031	50	47
[2]	Royal Bank of Canada	4.650%	10/18/2030	590	589
[7]	Ryan Specialty LLC	5.875%	8/1/2032	80	79
	Santander UK Group Holdings plc	4.320%	9/22/2029	404	400
[10]	Scottish Widows Ltd.	7.000%	6/16/2043	100	137
[7]	Service Properties Trust	0.000%	9/30/2027	35	32
	Service Properties Trust	3.950%	1/15/2028	15	15
	Service Properties Trust	8.875%	6/15/2032	65	67
[7]	Shift4 Payments LLC	6.750%	8/15/2032	90	90
	Sixth Street Lending Partners	6.125%	7/15/2030	520	522
[7]	Starwood Property Trust Inc.	7.250%	4/1/2029	10	10
[5,7]	Starwood Property Trust Inc.	5.875%	8/15/2029	20	20
[7]	Starwood Property Trust Inc.	6.000%	4/15/2030	70	70
[7]	Starwood Property Trust Inc.	6.500%	10/15/2030	75	77
	State Street Corp.	4.784%	10/23/2036	686	666
	State Street Corp.	5.094%	4/24/2037	510	505
	Suci Second Investment Co.	4.375%	9/10/2027	2,085	2,077
[7]	Sumisho Air Lease Corp.	4.500%	3/24/2029	1,980	1,963
[7]	Sumisho Air Lease Corp.	4.850%	3/24/2031	2,515	2,488
	Sumitomo Mitsui Financial Group Inc.	4.108%	1/15/2029	605	597
	Sumitomo Mitsui Financial Group Inc.	4.494%	1/15/2032	300	294
[5]	Sumitomo Mitsui Financial Group Inc.	5.138%	7/7/2034	295	294
[5]	Sumitomo Mitsui Financial Group Inc.	5.296%	7/7/2037	1,240	1,231
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	765	751
	Toronto-Dominion Bank	4.783%	12/17/2029	625	629
	Toronto-Dominion Bank	4.866%	4/22/2033	605	601
[2]	Truist Bank	4.144%	1/27/2029	470	467
[2]	Truist Financial Corp.	5.071%	5/20/2031	906	914
	UBS Americas Inc.	7.125%	7/15/2032	340	378
[7]	UBS Group AG	3.869%	1/12/2029	350	346
[7]	UBS Group AG	4.151%	12/23/2029	1,410	1,390
[7]	UBS Group AG	5.617%	9/13/2030	345	353
[7]	UBS Group AG	4.398%	9/23/2031	750	735
[7]	UBS Group AG	3.091%	5/14/2032	280	257
[7]	UBS Group AG	4.844%	11/6/2033	570	560
[7]	UBS Group AG	5.010%	3/23/2037	371	361
	US Bancorp	5.775%	6/12/2029	940	960
	US Bancorp	5.083%	5/15/2031	587	593
	US Bancorp	5.850%	10/21/2033	162	169
	US Bancorp	4.839%	2/1/2034	220	217
	US Bancorp	5.836%	6/12/2034	240	250
[7]	UWM Holdings LLC	6.625%	2/1/2030	15	14
[9]	Volksbank Wien AG	5.750%	6/21/2034	500	590
[9]	Volksbank Wien AG	5.500%	12/4/2035	200	236
[2]	Wells Fargo & Co.	2.393%	6/2/2028	490	480
[2]	Wells Fargo & Co.	5.557%	7/25/2034	269	276
	Wells Fargo & Co.	6.491%	10/23/2034	173	187
	Wells Fargo & Co.	4.960%	1/23/2037	1,580	1,542
[2]	Wells Fargo & Co.	3.068%	4/30/2041	175	134
	Wells Fargo & Co.	5.375%	11/2/2043	155	146
	Wells Fargo & Co.	5.433%	1/23/2047	1,100	1,057
[7]	WEX Inc.	6.500%	3/15/2033	35	35
	Willis North America Inc.	2.950%	9/15/2029	789	747
[7]	WS Escrow LLC	7.750%	6/1/2033	45	46
[9]	Wuestenrot & Wuerttembergische AG	2.125%	9/10/2041	300	308
					109,188
Health Care (2.1%)
[7]	1261229 BC Ltd.	10.000%	4/15/2032	112	113
	Abbott Laboratories	4.300%	3/15/2033	1,760	1,707
	Abbott Laboratories	5.600%	3/15/2066	520	510
	AbbVie Inc.	5.650%	3/15/2066	300	295
	Amgen Inc.	4.850%	2/19/2036	510	499
	Amgen Inc.	4.950%	10/1/2041	450	419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amgen Inc.	5.650%	3/2/2053	445	433
	Amgen Inc.	5.650%	2/19/2056	600	585
	Amgen Inc.	5.750%	3/2/2063	95	92
	Augusta SpinCo Corp.	4.945%	3/23/2033	435	432
[7]	Bausch + Lomb Corp.	8.375%	10/1/2028	3	3
[2,9]	Bayer AG	6.625%	9/25/2083	200	240
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	240	156
[7]	BioMarin Pharmaceutical Inc.	5.500%	2/15/2034	30	29
	Cardinal Health Inc.	5.750%	11/15/2054	765	761
	Centene Corp.	2.450%	7/15/2028	120	114
	Centene Corp.	4.625%	12/15/2029	50	49
[2]	CommonSpirit Health	4.350%	11/1/2042	175	151
[7]	Community Health Systems Inc.	10.875%	1/15/2032	50	54
[7]	Community Health Systems Inc.	9.750%	1/15/2034	95	99
	CVS Health Corp.	1.750%	8/21/2030	476	422
	CVS Health Corp.	6.000%	6/1/2044	325	328
[7]	DaVita Inc.	4.625%	6/1/2030	100	97
[7]	DaVita Inc.	3.750%	2/15/2031	35	32
[7]	DaVita Inc.	6.875%	9/1/2032	80	83
[7]	DaVita Inc.	6.750%	7/15/2033	15	15
	Elevance Health Inc.	5.150%	6/15/2029	215	218
	Elevance Health Inc.	6.100%	10/15/2052	210	215
	Elevance Health Inc.	5.700%	2/15/2055	275	267
	Elevance Health Inc.	5.700%	9/15/2055	245	238
	Eli Lilly & Co.	4.650%	5/20/2033	512	509
[7]	Encompass Health Corp.	5.875%	6/1/2034	75	75
[7]	Endo Finance Holdings LP	8.500%	4/15/2031	45	47
[7]	Fortrea Holdings Inc.	7.500%	7/1/2030	34	34
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	150	151
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	310	310
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	800	813
	GE HealthCare Technologies Inc.	4.950%	12/15/2035	300	293
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	270	288
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	204	177
	HCA Inc.	5.000%	3/1/2028	150	151
	HCA Inc.	5.250%	3/1/2030	285	289
	HCA Inc.	4.600%	11/15/2032	265	258
	HCA Inc.	5.000%	5/15/2033	860	851
	HCA Inc.	5.450%	9/15/2034	35	35
	HCA Inc.	4.900%	11/15/2035	170	165
[7]	IQVIA Inc.	6.250%	6/1/2032	105	107
[7]	LifePoint Health Inc.	7.000%	5/1/2034	65	62
	McKesson Corp.	4.950%	5/30/2032	1,405	1,417
[7]	Medline Borrower LP	5.250%	10/1/2029	20	20
	Merck & Co. Inc.	4.450%	12/4/2032	198	195
	Merck & Co. Inc.	5.850%	5/22/2056	445	456
	Merck & Co. Inc.	5.150%	5/17/2063	265	241
	Novartis Capital Corp.	4.600%	3/18/2033	955	946
	Novartis Capital Corp.	5.700%	3/18/2056	195	199
[7]	Organon & Co.	5.125%	4/30/2031	125	124
[7]	Organon & Co.	6.750%	5/15/2034	100	106
	Pfizer Inc.	4.500%	11/15/2032	330	326
	Pfizer Inc.	5.700%	11/15/2065	395	387
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	280	264
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	155	143
[7]	Radiology Partners Inc.	8.500%	7/15/2032	75	79
[7]	Star Parent Inc.	9.000%	10/1/2030	62	65
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	200	128
	Takeda US Financing Inc.	5.900%	7/7/2055	370	373
[7]	Teleflex Inc.	5.875%	1/15/2032	20	20
	Tenet Healthcare Corp.	6.125%	10/1/2028	33	33
	Tenet Healthcare Corp.	4.250%	6/1/2029	60	58
	Tenet Healthcare Corp.	4.375%	1/15/2030	20	19
	Tenet Healthcare Corp.	6.125%	6/15/2030	20	20
	Tenet Healthcare Corp.	6.750%	5/15/2031	55	56
[7]	Tenet Healthcare Corp.	5.500%	11/15/2032	140	139
	Teva Pharmaceutical Finance Netherlands III BV	3.150%	10/1/2026	57	57
	Teva Pharmaceutical Finance Netherlands III BV	5.125%	5/9/2029	30	30
	Teva Pharmaceutical Finance Netherlands III BV	6.000%	12/1/2032	60	62
	Teva Pharmaceutical Finance Netherlands III BV	4.100%	10/1/2046	49	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Teva Pharmaceutical Finance Netherlands IV BV	5.750%	12/1/2030	45	46
	Thermo Fisher Scientific Inc.	4.550%	6/15/2033	310	305
	UnitedHealth Group Inc.	2.750%	5/15/2040	315	233
	UnitedHealth Group Inc.	6.050%	2/15/2063	100	102
	UnitedHealth Group Inc.	5.200%	4/15/2063	455	407
	Zoetis Inc.	4.700%	2/1/2043	105	94
					20,459
Industrials (1.7%)
[7]	ADI Escrow Issuer LLC	7.125%	7/15/2034	20	20
[7]	Air Canada	3.875%	8/15/2026	200	200
[7]	Allison Transmission Inc.	4.750%	10/1/2027	155	155
[7]	Allison Transmission Inc.	5.875%	12/1/2033	35	35
[7]	American Airlines Inc.	5.750%	4/20/2029	296	296
[7]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/2028	135	133
	Amphenol Corp.	4.125%	11/15/2030	274	269
	Amphenol Corp.	4.400%	2/15/2033	155	151
	Amphenol Corp.	5.300%	11/15/2055	151	143
	ATI Inc.	5.875%	6/15/2033	15	15
	Boeing Co.	6.298%	5/1/2029	20	21
	Boeing Co.	5.150%	5/1/2030	265	268
	Boeing Co.	6.528%	5/1/2034	781	849
	Boeing Co.	5.805%	5/1/2050	250	247
	Boeing Co.	6.858%	5/1/2054	909	1,021
	Boeing Co.	5.930%	5/1/2060	400	394
[7]	Bombardier Inc.	7.250%	7/1/2031	45	47
[7]	Bombardier Inc.	7.000%	6/1/2032	45	47
[7]	Bombardier Inc.	6.750%	6/15/2033	20	21
[7]	Bombardier Inc.	5.875%	1/15/2035	35	35
[7]	BWX Technologies Inc.	4.125%	6/30/2028	100	98
	Canadian Pacific Railway Co.	3.500%	5/1/2050	142	101
	Canadian Pacific Railway Co.	5.500%	3/15/2056	300	290
[7]	Chart Industries Inc.	7.500%	1/1/2030	25	26
[7]	Chart Industries Inc.	9.500%	1/1/2031	15	16
[7]	Clean Harbors Inc.	6.375%	2/1/2031	50	51
[7]	Clean Harbors Inc.	5.750%	10/15/2033	75	76
[5,7]	Core & Main LP	6.000%	7/1/2034	35	35
	CSX Corp.	3.800%	11/1/2046	143	111
[2,9]	Czechoslovak Group A/S	5.250%	1/10/2031	500	581
	Eaton Capital ULC	4.450%	5/9/2030	230	229
	Eaton Corp.	4.500%	3/6/2033	120	118
[7]	Enpro Inc.	6.125%	6/1/2033	40	41
[7]	ERAC USA Finance LLC	4.500%	10/30/2029	1,331	1,322
[7]	ERAC USA Finance LLC	4.700%	4/30/2031	1,140	1,136
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	303	344
[7]	Fedex Freight Holding Co. Inc.	4.300%	3/15/2029	40	39
[7]	Fedex Freight Holding Co. Inc.	4.650%	3/15/2031	530	520
[7]	Fedex Freight Holding Co. Inc.	4.950%	3/15/2033	150	147
[7]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	350	341
[7]	First Student Bidco Inc.	4.000%	7/31/2029	75	72
[7]	Gates Corp.	6.875%	7/1/2029	40	41
	GE Vernova Inc.	5.500%	2/4/2056	453	439
[7]	Genesee & Wyoming Inc.	6.250%	4/15/2032	65	66
[7]	GFL Environmental Holdings US Inc.	5.500%	2/1/2034	65	64
[7]	Granite Construction Inc.	6.375%	6/15/2034	15	15
[7]	Herc Holdings Inc.	6.625%	6/15/2029	45	46
[7]	Herc Holdings Inc.	7.000%	6/15/2030	40	41
[7]	Herc Holdings Inc.	5.750%	3/15/2031	45	45
[7]	Herc Holdings Inc.	7.250%	6/15/2033	10	10
[7]	Herc Holdings Inc.	6.000%	3/15/2034	30	30
[7]	Honeywell Aerospace Inc.	4.600%	3/16/2033	336	330
[7]	Honeywell Aerospace Inc.	4.950%	3/16/2036	513	505
[7]	Honeywell Aerospace Inc.	5.622%	3/16/2046	142	141
[7]	Honeywell Aerospace Inc.	5.732%	3/16/2056	615	615
[7]	Honeywell Aerospace Inc.	5.852%	3/16/2066	917	924
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	195	198
	Huntington Ingalls Industries Inc.	5.749%	1/15/2035	303	312
[7]	JetBlue Airways Corp.	9.875%	9/20/2031	87	79
[7]	Roller Bearing Co. of America Inc.	4.375%	10/15/2029	105	102
	RTX Corp.	4.875%	10/15/2040	127	121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	RTX Corp.	6.400%	3/15/2054	183	201
	Ryder System Inc.	4.300%	12/1/2030	133	131
[7]	Siemens Funding BV	5.900%	5/28/2065	330	337
[7]	TopBuild Corp.	3.625%	3/15/2029	135	135
[7]	TopBuild Corp.	4.125%	2/15/2032	25	26
[7]	TopBuild Corp.	5.625%	1/31/2034	65	66
[7]	TransDigm Inc.	6.750%	8/15/2028	180	182
[7]	TransDigm Inc.	6.375%	3/1/2029	76	77
[7]	TransDigm Inc.	7.125%	12/1/2031	70	72
[7]	TransDigm Inc.	6.625%	3/1/2032	6	6
[7]	TransDigm Inc.	6.000%	1/15/2033	30	30
[7]	TransDigm Inc.	6.375%	5/31/2033	195	197
[7]	TransDigm Inc.	6.125%	7/31/2034	90	90
	United Airlines Holdings Inc.	4.875%	3/1/2029	50	49
	United Airlines Holdings Inc.	5.375%	3/1/2031	25	25
[7]	United Airlines Inc.	4.625%	4/15/2029	80	79
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	22	22
[7]	WESCO Distribution Inc.	6.375%	3/15/2029	80	82
[7]	WESCO Distribution Inc.	5.250%	4/15/2031	25	25
[7]	WESCO Distribution Inc.	6.625%	3/15/2032	65	67
[7]	WESCO Distribution Inc.	6.375%	3/15/2033	35	36
[7]	WESCO Distribution Inc.	5.500%	4/15/2034	25	25
					16,145
Materials (1.5%)
[7]	Advanced Drainage Systems Inc.	6.375%	6/15/2030	75	76
[2,9]	Akzo Nobel NV	4.625%	3/25/2036	100	116
[7]	Alumina Pty Ltd.	6.125%	3/15/2030	15	15
[7]	Alumina Pty Ltd.	6.375%	9/15/2032	120	122
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	470	475
[7]	ARC Falcon I Inc.	9.750%	3/1/2033	145	139
[7]	Ardagh Metal Packaging Finance USA LLC	4.000%	9/1/2029	90	86
[7]	Ardagh Metal Packaging Finance USA LLC	6.250%	1/30/2031	70	71
[7]	Axalta Coating Systems LLC	4.750%	6/15/2027	180	179
	Ball Corp.	6.000%	6/15/2029	35	36
	Ball Corp.	2.875%	8/15/2030	30	27
	Ball Corp.	5.500%	9/15/2033	20	20
	Berry Global Inc.	5.650%	1/15/2034	48	49
[7]	Big River Steel LLC	6.625%	1/31/2029	410	411
[7]	Bond US Bidco 1 Inc.	7.125%	6/15/2033	45	46
[7]	Canpack Group Inc.	6.000%	5/15/2031	30	30
[7]	Canpack SA	3.875%	11/15/2029	265	251
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	200	197
	Cemex SAB de CV	5.750%	6/5/2036	600	597
[7]	Chemours Co.	4.625%	11/15/2029	145	138
[7]	Chemours Co.	7.875%	3/15/2034	30	30
[7]	Cleveland-Cliffs Inc.	4.625%	3/1/2029	100	96
[7]	Cleveland-Cliffs Inc.	7.500%	9/15/2031	90	91
[7]	Commercial Metals Co.	5.750%	11/15/2033	75	75
[7]	Commercial Metals Co.	6.000%	12/15/2035	45	45
	CRH America Finance Inc.	4.400%	2/9/2031	1,381	1,360
	CRH America Finance Inc.	5.000%	2/9/2036	400	391
	Crown Americas LLC	5.875%	6/1/2033	85	86
	Dow Chemical Co.	5.950%	3/15/2055	112	104
	Eastman Chemical Co.	4.500%	12/1/2028	100	100
	Ecolab Inc.	5.150%	6/15/2033	1,500	1,520
[7]	Element Solutions Inc.	3.875%	9/1/2028	225	220
[7]	First Quantum Minerals Ltd.	7.250%	2/15/2034	25	26
[7]	FMC Corp.	8.000%	6/1/2031	55	57
	FMC Corp.	5.650%	5/18/2033	45	40
	FMC Corp.	8.450%	11/1/2055	95	69
[7]	Georgia-Pacific LLC	4.400%	6/30/2028	260	259
[7]	Georgia-Pacific LLC	4.600%	5/15/2031	860	853
[7]	Glencore Funding LLC	5.200%	7/1/2033	580	580
	LYB International Finance III LLC	3.375%	10/1/2040	184	135
[7]	Magnera Corp.	7.250%	11/15/2031	79	77
[7]	NOVA Chemicals Corp.	4.250%	5/15/2029	60	59
[7]	NOVA Chemicals Corp.	9.000%	2/15/2030	50	52
[7]	Novelis Corp.	4.750%	1/30/2030	291	282
[7]	Novelis Corp.	3.875%	8/15/2031	102	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nucor Corp.	3.850%	4/1/2052	100	77
	Nutrien Ltd.	5.800%	3/27/2053	155	154
[7]	Olympus Water US Holding Corp.	7.250%	6/15/2031	15	15
[7]	Olympus Water US Holding Corp.	6.750%	8/1/2032	105	103
[7]	Olympus Water US Holding Corp.	7.250%	2/15/2033	225	222
[7]	Owens-Brockway Glass Container Inc.	7.250%	5/15/2031	135	133
[7]	Owens-Brockway Glass Container Inc.	7.375%	6/1/2032	39	37
[7]	Owens-Brockway Glass Container Inc.	9.500%	6/1/2033	35	36
[7]	Qnity Electronics Inc.	5.750%	8/15/2032	140	141
[7]	Quikrete Holdings Inc.	6.375%	3/1/2032	85	87
[7]	Quikrete Holdings Inc.	6.750%	3/1/2033	90	92
[2]	Sherwin-Williams Co.	4.550%	3/1/2028	615	615
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	5	5
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	835	846
	Smurfit Westrock Financing DAC	5.418%	1/15/2035	470	475
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	470	466
[7]	SNF Group SACA	3.375%	3/15/2030	255	237
	Steel Dynamics Inc.	4.000%	12/15/2028	310	305
[5,7]	Stonepeak Motion Holdco Ltd.	6.125%	7/15/2033	30	30
	Suzano Netherlands BV	5.500%	1/15/2036	133	129
[2]	Vale Overseas Ltd.	6.000%	2/25/2056	326	325
[7]	WR Grace Holdings LLC	5.625%	8/15/2029	50	47
[7]	WR Grace Holdings LLC	7.375%	3/1/2031	15	15
	WRKCo Inc.	4.000%	3/15/2028	100	99
					14,472
Real Estate (0.6%)
	American Homes 4 Rent LP	4.950%	6/15/2030	190	190
	Brandywine Operating Partnership LP	8.875%	4/12/2029	155	164
	Brandywine Operating Partnership LP	6.125%	1/15/2031	45	43
	Brixmor Operating Partnership LP	2.250%	4/1/2028	815	783
	COPT Defense Properties LP	4.500%	10/15/2030	61	60
[9]	Deutsche EuroShop AG	4.500%	10/15/2030	200	231
[7]	EF Holdco	7.375%	9/30/2030	55	55
	Equinix Europe 2 Financing Corp. LLC	4.700%	3/15/2033	474	462
	ERP Operating LP	4.500%	7/1/2044	230	201
	Extra Space Storage LP	5.700%	4/1/2028	150	152
[5]	Extra Space Storage LP	4.900%	2/1/2032	610	607
	Extra Space Storage LP	4.950%	1/15/2033	414	410
[7]	Goodman US Finance Eight LLC	5.875%	4/28/2046	350	344
[7]	Goodman US Finance Seven LLC	5.250%	4/28/2036	370	363
	Highwoods Realty LP	2.600%	2/1/2031	298	266
	Host Hotels & Resorts LP	4.250%	12/15/2028	170	168
	Hudson Pacific Properties LP	3.950%	11/1/2027	15	15
	Hudson Pacific Properties LP	5.950%	2/15/2028	35	35
[5]	Invitation Homes Operating Partnership LP	4.950%	2/1/2032	330	328
	Kimco Realty OP LLC	4.250%	4/1/2045	65	54
	Kimco Realty OP LLC	3.700%	10/1/2049	110	82
	MPT Operating Partnership LP	3.500%	3/15/2031	75	51
[7]	MPT Operating Partnership LP	8.500%	2/15/2032	95	97
[7]	RHP Hotel Properties LP	6.500%	4/1/2032	35	36
[7]	RHP Hotel Properties LP	6.500%	6/15/2033	20	20
[7]	RHP Hotel Properties LP	5.750%	3/15/2034	40	40
	Sabra Health Care LP	3.200%	12/1/2031	380	344
	SBA Communications Corp.	3.875%	2/15/2027	50	50
	SBA Communications Corp.	3.125%	2/1/2029	50	48
[7]	XHR LP	4.875%	6/1/2029	20	20
[7]	XHR LP	6.625%	5/15/2030	25	26
					5,745
Technology (4.6%)
[2]	Bidvest Group UK plc	6.200%	9/17/2032	300	302
	Broadcom Inc.	4.600%	7/15/2030	1,801	1,795
[7]	Broadcom Inc.	4.150%	4/15/2032	285	274
	Broadcom Inc.	4.600%	1/15/2033	600	589
	Broadcom Inc.	5.200%	7/15/2035	365	366
	Broadcom Inc.	4.800%	2/15/2036	171	166
	Broadcom Inc.	5.700%	1/15/2056	250	248
[7]	Central Parent Inc.	7.250%	6/15/2029	85	45
[7]	Central Parent LLC	8.000%	6/15/2029	75	40
[7]	Cloud Software Group LLC	6.500%	3/31/2029	61	59

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Cloud Software Group LLC	9.000%	9/30/2029	165	160
[7]	Cloud Software Group LLC	8.250%	6/30/2032	110	103
	Cotiviti Inc.	7.625%	5/1/2031	25	23
	Dell International LLC	4.750%	4/1/2028	590	592
	Dell International LLC	4.750%	7/15/2031	680	676
	Dell International LLC	4.750%	10/6/2032	540	534
[2,9]	DXC Capital Funding DAC	4.250%	12/9/2030	100	113
[2,9]	DXC Capital Funding DAC	0.950%	9/15/2031	100	96
[7]	Ellucian Holdings Inc.	6.500%	12/1/2029	55	53
[7]	Entegris Inc.	5.950%	6/15/2030	300	303
[7]	Esab Corp.	5.625%	4/1/2031	60	60
	Fidelity National Information Services Inc.	4.800%	3/10/2031	260	257
[7]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,707	1,791
[7]	Foundry JV Holdco LLC	5.900%	1/25/2033	2,282	2,377
[7]	Foundry JV Holdco LLC	6.100%	1/25/2036	465	490
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	665	704
[7]	Gen Digital Inc.	6.250%	4/1/2033	35	34
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	545	542
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	74	74
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	97	97
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	293	287
	Hubbell Inc.	4.900%	6/15/2033	456	453
[7]	Ingram Micro Inc.	4.750%	5/15/2029	125	123
	Intel Corp.	2.450%	11/15/2029	1,025	954
	Intel Corp.	2.000%	8/12/2031	154	134
	Intel Corp.	5.200%	2/10/2033	254	257
	Intel Corp.	5.000%	8/15/2033	664	659
	Intel Corp.	5.300%	5/15/2036	230	229
	Intel Corp.	4.100%	5/19/2046	186	144
	Intel Corp.	3.734%	12/8/2047	256	184
	Intel Corp.	3.050%	8/12/2051	170	106
	Intel Corp.	5.700%	2/10/2053	184	174
	Intel Corp.	5.600%	2/21/2054	228	213
	Intel Corp.	6.125%	5/15/2056	672	672
	Intel Corp.	3.100%	2/15/2060	190	108
	Intel Corp.	5.900%	2/10/2063	120	115
	International Business Machines Corp.	5.800%	2/3/2056	172	167
	Intuit Inc.	4.950%	6/15/2031	288	288
	Jabil Inc.	4.750%	2/1/2033	48	47
[7]	Kioxia Holdings Corp.	6.250%	7/24/2030	40	41
[7]	Kioxia Holdings Corp.	6.625%	7/24/2033	14	15
	Marvell Technology Inc.	5.300%	4/15/2036	338	336
[7]	McAfee Corp.	7.375%	2/15/2030	70	59
	Motorola Solutions Inc.	5.200%	8/15/2032	635	640
	NVIDIA Corp.	4.250%	6/15/2028	6,610	6,597
	NVIDIA Corp.	4.350%	6/15/2029	5,150	5,134
	NVIDIA Corp.	4.750%	6/15/2033	1,170	1,166
	NVIDIA Corp.	5.550%	6/15/2046	820	814
	Oracle Corp.	4.800%	8/3/2028	200	200
	Oracle Corp.	4.550%	2/4/2029	336	331
	Oracle Corp.	4.450%	9/26/2030	1,132	1,093
	Oracle Corp.	4.950%	2/4/2031	661	647
	Oracle Corp.	4.800%	9/26/2032	241	229
	Oracle Corp.	5.350%	5/4/2033	1,695	1,646
	Oracle Corp.	3.600%	4/1/2040	700	510
	Oracle Corp.	5.875%	9/26/2045	235	206
	Oracle Corp.	6.550%	2/4/2046	724	683
	Oracle Corp.	4.000%	11/15/2047	424	282
	Oracle Corp.	3.850%	4/1/2060	381	224
	Paychex Inc.	5.350%	4/15/2032	160	162
[7]	Raven Acquisition Holdings LLC	6.875%	11/15/2031	30	29
[7]	Rocket Software Inc.	9.000%	11/28/2028	40	40
	Salesforce Inc.	4.650%	3/15/2029	2,650	2,649
	Salesforce Inc.	5.200%	3/15/2033	355	356
	ServiceNow Inc.	4.700%	8/15/2031	271	270
[7]	SS&C Technologies Inc.	5.500%	9/30/2027	80	80
	Synopsys Inc.	4.650%	4/1/2028	630	631
[2,9]	Teleperformance SE	4.250%	1/21/2030	200	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	UKG Inc.	6.875%	2/1/2031	65	63
					43,640
Utilities (2.8%)
[2]	AEP Texas Inc.	5.200%	4/15/2036	490	483
	AEP Texas Inc.	5.850%	10/15/2055	195	191
	AES Corp.	5.450%	6/1/2028	118	119
	American Water Capital Corp.	5.200%	4/1/2036	1,110	1,109
[2,9]	Amprion GmbH	4.580%	1/15/2046	200	229
[2,10]	Anglian Water Services Financing plc	5.750%	6/7/2043	100	119
[7]	California Buyer Ltd.	6.375%	2/15/2032	70	70
[7]	Chpe LLC	4.875%	6/30/2031	390	389
[7]	Chpe LLC	5.100%	6/30/2033	540	538
[7]	Chpe LLC	5.350%	6/30/2036	560	558
[7]	Clearway Energy Operating LLC	4.750%	3/15/2028	265	263
[7]	Clearway Energy Operating LLC	3.750%	1/15/2032	10	9
	Commonwealth Edison Co.	5.850%	6/1/2056	365	368
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	280	283
	Constellation Energy Generation LLC	4.400%	1/15/2031	260	256
	Constellation Energy Generation LLC	5.875%	1/15/2066	150	146
	Dominion Energy Inc.	5.350%	6/15/2036	330	330
	Duke Energy Corp.	3.300%	6/15/2041	226	172
	Duke Energy Florida LLC	6.200%	11/15/2053	170	179
	Duke Energy Ohio Inc.	5.650%	4/1/2053	160	157
[7]	Enel Finance America LLC	2.875%	7/12/2041	300	211
[2]	Energuate Trust 2 0	6.350%	9/15/2035	730	726
[2,10]	Engie SA	5.625%	4/3/2053	100	117
	Entergy Louisiana LLC	4.900%	4/15/2036	250	244
	Entergy Mississippi LLC	5.050%	4/15/2036	250	246
	Entergy Texas Inc.	5.000%	9/15/2052	70	62
	Entergy Texas Inc.	5.800%	9/1/2053	160	159
[7]	Evergy Missouri West Inc.	4.700%	5/21/2029	150	150
	Exelon Corp.	4.450%	4/15/2046	660	549
	Exelon Corp.	4.100%	3/15/2052	100	76
	Exelon Corp.	5.600%	3/15/2053	474	454
	Exelon Corp.	5.875%	3/15/2055	900	889
	FirstEnergy Corp.	2.650%	3/1/2030	220	204
[7]	FirstEnergy Pennsylvania Electric Co.	4.550%	3/15/2031	500	497
[7]	FirstEnergy Transmission LLC	2.866%	9/15/2028	304	292
	FirstEnergy Transmission LLC	4.750%	1/15/2033	191	187
[7]	FirstEnergy Transmission LLC	4.550%	4/1/2049	180	150
	Florida Power & Light Co.	5.750%	6/1/2056	700	703
[7]	Hawaiian Electric Co. Inc.	6.000%	10/1/2033	115	114
	Jersey Central Power & Light Co.	5.150%	1/15/2036	235	233
[7]	Liberty Utilities Co.	5.100%	5/15/2031	400	399
	MidAmerican Energy Co.	5.300%	2/1/2055	360	337
[7]	Narragansett Electric Co.	6.000%	5/15/2056	690	700
	National Grid plc	5.602%	6/12/2028	350	356
	Nevada Power Co.	6.000%	3/15/2054	200	202
	NiSource Inc.	5.200%	7/1/2029	650	660
	NiSource Inc.	4.750%	5/18/2031	130	130
	NiSource Inc.	5.300%	5/18/2036	140	140
	NiSource Inc.	5.850%	4/1/2055	630	625
[7]	NRG Energy Inc.	5.750%	7/15/2029	45	45
[7]	NRG Energy Inc.	5.750%	1/15/2034	100	99
[7]	NRG Energy Inc.	6.250%	11/1/2034	40	41
[7]	NRG Energy Inc.	6.000%	1/15/2036	125	125
[7]	NRG Energy Inc.	6.125%	5/15/2036	35	35
	Pacific Gas & Electric Co.	5.200%	5/1/2036	510	496
	Pacific Gas & Electric Co.	4.500%	7/1/2040	350	301
	Pacific Gas & Electric Co.	3.950%	12/1/2047	100	73
	Pacific Gas & Electric Co.	4.950%	7/1/2050	100	83
	Pacific Gas & Electric Co.	3.500%	8/1/2050	100	67
	Pacific Gas & Electric Co.	6.000%	5/1/2056	270	258
[7]	Pattern Energy Operations LP	4.500%	8/15/2028	15	15
	Pinnacle West Capital Corp.	4.900%	5/15/2028	210	211
	PPL Electric Utilities Corp.	5.250%	5/15/2053	230	215
[7]	PSEG Power LLC	5.200%	5/15/2030	95	96
	Public Service Co. of Colorado	5.050%	6/15/2036	590	582
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	423	429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Rayburn Country Securitization LLC	2.307%	12/1/2030	117	111
	Southern California Edison Co.	4.800%	3/15/2033	750	734
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	70	69
[2]	Southern Co. Gas Capital Corp.	5.100%	9/15/2035	130	129
[2]	Southern Power Co.	4.900%	10/1/2035	230	223
	Southwestern Electric Power Co.	5.300%	4/1/2033	500	506
	Southwestern Electric Power Co.	5.200%	4/1/2036	470	463
[10]	SW Finance I plc	7.750%	10/31/2031	500	687
[2,10]	SW Finance I plc	6.875%	8/7/2032	100	133
[2,10]	SW Finance I plc	7.000%	4/16/2040	100	126
[7]	Talen Energy Supply LLC	6.125%	5/1/2031	30	30
[7]	Talen Energy Supply LLC	6.375%	5/1/2033	30	30
[7]	Talen Energy Supply LLC	6.250%	2/1/2034	70	70
[7]	Talen Energy Supply LLC	6.500%	2/1/2036	45	45
[7]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	410	413
	Union Electric Co.	5.450%	3/15/2053	450	429
[2,10]	United Utilities Water Finance plc	5.250%	1/22/2046	200	226
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	13	10
	Virginia Electric & Power Co.	5.450%	4/1/2053	140	133
[7]	Vistra Operations Co. LLC	5.000%	7/31/2027	130	130
[7]	Vistra Operations Co. LLC	4.300%	10/15/2028	790	780
[7]	Vistra Operations Co. LLC	7.750%	10/15/2031	15	16
[7]	Vistra Operations Co. LLC	6.875%	4/15/2032	20	21
[7]	Vistra Operations Co. LLC	5.250%	4/30/2033	990	983
[7]	XPLR Infrastructure Operating Partners LP	4.500%	9/15/2027	15	15
[7]	XPLR Infrastructure Operating Partners LP	7.250%	1/15/2029	105	109
[7]	XPLR Infrastructure Operating Partners LP	8.375%	1/15/2031	50	53
[10]	Yorkshire Water Finance plc	1.750%	11/26/2026	300	393
[2,10]	Yorkshire Water Finance plc	5.500%	4/28/2035	100	127
[2,10]	Yorkshire Water Finance plc	2.750%	4/18/2041	200	169
					26,314
Total Corporate Bonds (Cost $320,799)					317,891
Floating Rate Loan Interests (0.2%)
[6]	AAdvantage Loyalty IP Ltd. First Lien Incremental Term Loan, TSFR3M + 2.750%	6.425%	5/28/2032	19	19
[6]	AAdvantage Loyalty IP Ltd. First Lien Term Loan, TSFR3M + 2.250%	5.925%	4/20/2028	447	447
[6]	ADI Global Distribution Funding LLC First Lien Term Loan B, TSFR12M + 2.750%	6.457%	6/17/2033	5	5
[6]	American Airlines Inc. First Lien Term Loan, TSFR6M + 2.250%	5.935%	2/15/2028	15	15
[6]	Asurion LLC First Lien Term Loan B-13, TSFR3M + 4.250%	7.913%	9/19/2030	49	49
[6]	AthenaHealth Group Inc. First Lien Fourth Amendment Term Loan, TSFR1M + 3.250%	6.894%	2/16/2032	99	98
[6,9]	BASF Coatings First Lien Term Loan B, EURIBOR12M + 4.500%	7.348%	5/6/2033	50	57
[6]	Bausch + Lomb Corp. First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.394%	1/15/2031	82	82
[6]	Beach Acquisition Bidco LLC First Lien Term Loan B-1, TSFR1M + 2.750%	6.394%	9/13/2032	20	20
[6]	Belron Finance 2019 LLC First Lien Term Loan B, TSFR3M + 2.000%	5.657%	10/16/2031	64	64
[6]	Betclic Everest Group First Lien Term Loan B, TSFR12M + 2.750%	6.174%	12/9/2031	10	10
[6,9]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, EURIBOR12M + 2.750%	5.598%	5/27/2033	20	23
[6]	Boluda Towage Luxembourg Sarl First Lien Term Loan B, TSFR12M + 3.000%	6.707%	5/27/2033	10	10
[6]	Bond US Bidco 1 Inc. First Lien Term Loan B, TSFR12M + 4.250%	8.061%	5/6/2033	10	10
[6]	Boots Group Finco LP First Lien Closing Date Term Loan, TSFR3M + 3.250%	6.920%	8/30/2032	30	30
[6]	Chobani LLC First Lien Closing Date Term Loan, TSFR1M + 2.250%	5.894%	10/28/2032	25	25
[6]	Clarios Global LP First Lien Amendment No. 7 Term Loan, TSFR1M + 2.500%	6.144%	1/28/2032	65	65
[6]	Clarios Global LP First Lien Term Loan, TSFR1M + 2.500%	6.144%	5/6/2030	21	21
[6]	Cotiviti Inc. First Lien Term Loan B, TSFR1M + 2.750%	6.370%	5/1/2031	10	9
[6]	Discovery Global Holdings Inc. First Lien Initial Term Loan, TSFR12M + 2.500%	6.241%	6/3/2033	39	39
[6]	Endo Finance Holdings LP First Lien Refinancing Term Loan, TSFR1M + 3.750%	7.370%	4/23/2031	72	72
[6]	Graham Packaging Co. Inc. First Lien Initial Term Loan, TSFR1M + 2.250%	5.894%	1/26/2033	20	20
[6]	Gryphon Acquire NewCo LLC First Lien Term Loan, TSFR3M + 2.750%	6.414%	9/13/2032	55	55
[6]	Hologic Inc. First Lien Term Loan B, TSFR3M + 2.250%	5.995%	4/7/2033	110	107
[6,9]	LSF12 Pillar Investments Sarl First Lien Term Loan B, EURIBOR12M + 3.750%	6.682%	4/29/2033	60	69
[6]	Magnera Corp. First Lien Term Loan, TSFR1M + 4.250%	7.894%	11/4/2031	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	McAfee Corp. First Lien Term Loan B-1, TSFR1M + 3.000%	6.644%	3/1/2029	205	181
[6]	Men's Wearhouse Inc. First Lien Initial Term Loan, TSFR3M + 5.750%	9.414%	1/28/2031	4	4
[6]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-1, TSFR12M + 3.500%	6.967%	3/23/2033	75	75
[6,9]	OAK-Eagle Acquireco Inc. First Lien Term Loan B-2, EURIBOR12M + 3.500%	5.956%	3/24/2033	55	63
[6]	OPAL US LLC First Lien Term Loan B-6, TSFR3M + 2.500%	6.232%	4/28/2032	159	159
[6]	Pioneer OpCo LLC First Lien Term Loan B, TSFR12M + 3.250%	7.061%	5/16/2033	10	10
[6]	Prestige Brands Inc. First Lien Term Loan B, TSFR12M + 2.000%	5.707%	6/13/2033	15	15
[6]	Qnity Electronics Inc. First Lien Initial Term Loan, TSFR3M + 2.000%	5.666%	10/29/2032	45	45
[6]	Rocket Software Inc. First Lien Term Loan, TSFR1M + 3.750%	7.508%	11/28/2028	43	41
[6]	Sazerac Co. Inc. First Lien Term Loan B-2, TSFR1M + 2.000%	5.630%	7/9/2032	104	104
[6]	Sedgwick Claims Management Services Inc. First Lien Term Loan, TSFR1M + 2.500%	6.144%	7/31/2031	88	87
[6]	TK Elevator Midco GmbH First Lien Term Loan B-1, TSFR6M + 2.750%	6.377%	4/30/2030	15	15
[6]	TK Elevator Midco GmbH First Lien Term Loan B-2, TSFR3M + 2.750%	6.480%	4/30/2030	10	10
[6]	TKO Worldwide Holdings LLC First Lien Term Loan B-7, TSFR3M + 1.750%	5.412%	11/21/2031	20	20
[6]	TransDigm Inc. First Lien Term Loan N, TSFR1M + 2.500%	6.120%	2/14/2033	15	15
[6]	Truist Insurance Holdings LLC Second Lien Initial Term Loan, TSFR3M + 4.750%	8.482%	5/6/2032	70	67
[6]	Versant Media Group Inc. First Lien Initial Term Loan, TSFR3M + 3.500%	7.232%	1/30/2031	25	25
[6]	Worthington Steel Inc. First Lien Initial Term Loan, TSFR12M + 4.000%	7.707%	6/1/2033	60	60
Total Floating Rate Loan Interests (Cost $2,458)					2,422
Sovereign Bonds (20.8%)
[9]	Adif Alta Velocidad	3.125%	1/31/2030	1,600	1,837
[9]	Adif Alta Velocidad	3.625%	4/30/2035	2,000	2,303
[2]	Agence Francaise de Developpement	4.125%	2/4/2031	400	393
[2]	Arab Republic of Egypt	7.500%	1/31/2027	658	666
[2]	Arab Republic of Egypt	6.588%	2/21/2028	561	566
[2]	Arab Republic of Egypt	8.700%	3/1/2049	550	544
[2]	Argentine Republic	1.000%	7/9/2029	182	166
[2]	Argentine Republic	0.750%	7/9/2030	1,794	1,587
[2]	Argentine Republic	5.000%	1/9/2038	1,065	888
[2]	Argentine Republic	3.500%	7/9/2041	940	703
[2]	Argentine Republic	4.125%	7/9/2046	512	392
[2]	Baiterek National Investment Holding JSC	5.450%	5/8/2028	400	403
[2]	Benin Government Bond	7.960%	2/13/2038	200	213
[2]	Benin Government Bond	8.375%	1/23/2041	200	216
[2]	Bermuda	3.717%	1/25/2027	790	784
[2,7]	Bolivia Government Bond	9.450%	5/14/2031	700	717
	Canadian Government Bond	4.250%	5/28/2031	3,760	3,764
[2]	Cassa Depositi e Prestiti SpA	5.875%	4/30/2029	1,897	1,960
[2,7]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	4,118	4,055
[2]	Cassa Depositi e Prestiti SpA	4.375%	10/1/2030	2,137	2,107
[2,7]	Central American Bank for Economic Integration	3.750%	1/22/2029	577	568
[9]	City of Madrid Spain	3.360%	10/31/2035	2,880	3,263
[2]	Ciudad Autonoma De Buenos Aires	7.500%	6/1/2027	67	68
[9]	Comunidad Autonoma de Canarias	3.500%	4/30/2036	1,664	1,914
	Corp. Andina de Fomento	4.625%	1/15/2036	3,514	3,457
[2]	Corp. Financiera de Desarrollo SA	2.400%	9/28/2027	200	194
[2]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	1,875	1,854
[2]	Corp. Nacional del Cobre de Chile	5.950%	1/8/2034	400	411
[2]	Corp. Nacional del Cobre de Chile	6.330%	1/13/2035	714	749
[2]	Development Bank of Kazakhstan JSC	5.500%	4/15/2027	481	484
[2]	Dominican Republic	5.950%	1/25/2027	5,302	5,326
[2]	Dominican Republic	5.500%	2/22/2029	3,606	3,610
[2]	Dominican Republic	4.500%	1/30/2030	960	926
[2]	Dominican Republic	7.050%	2/3/2031	1,000	1,053
[2]	Dominican Republic	4.875%	9/23/2032	540	513
[2]	Eagle Funding Luxco Sarl	5.500%	8/17/2030	1,967	1,972
	Ecopetrol SA	7.750%	2/1/2032	829	868
	Ecopetrol SA	8.875%	1/13/2033	1,593	1,745
[13]	Eskom Holdings	4.314%	7/23/2027	4,620	4,570
	European Investment Bank	4.375%	8/16/2033	1,592	1,596
[2,9]	European Union	0.300%	11/4/2050	2,038	1,059
[2,9]	European Union	0.700%	7/6/2051	1,871	1,046
	Federative Republic of Brazil	6.125%	1/22/2032	218	223
[2]	Hashemite Kingdom of Jordan	7.750%	1/15/2028	258	267
[2]	Hashemite Kingdom of Jordan	7.500%	1/13/2029	499	522
[2,5,7]	Hazine Mustesarligi Varlik Kiralama A/S	6.700%	7/2/2032	924	923

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7,9]	Hellenic Republic	4.375%	7/18/2038	586	713
[7,9]	Hellenic Republic	4.125%	6/15/2054	878	980
[2]	Islamic Republic of Pakistan	6.975%	4/24/2029	400	400
[2]	Ivory Coast Government Bond	8.075%	4/1/2036	268	294
[2]	Ivory Coast Government Bond	6.750%	2/25/2041	200	194
[2,14]	Japan	0.400%	3/20/2050	456,650	1,311
[2,9]	Junta de Andalucia	3.450%	4/30/2036	1,255	1,433
[9]	Junta de Castilla y Leon	3.330%	4/30/2034	1,690	1,943
[15]	KFW	4.125%	7/22/2031	6,032	6,001
[2]	Kingdom of Bahrain	7.000%	10/12/2028	252	254
[2,7]	Kingdom of Bahrain	7.125%	6/10/2036	269	266
[2]	Kingdom of Belgium	4.875%	6/10/2055	1,290	1,163
[2]	Kingdom of Morocco	2.375%	12/15/2027	400	386
[2]	Kingdom of Morocco	5.950%	3/8/2028	3,650	3,710
[7,9]	Kingdom of Morocco	5.125%	5/26/2038	1,200	1,399
[2]	Kingdom of Saudi Arabia	5.875%	1/12/2056	2,685	2,613
[7,9]	Kingdom of Spain	3.400%	10/31/2036	1,187	1,362
[7,9]	Kingdom of Spain	3.950%	10/31/2056	1,636	1,824
[2]	KSA Sukuk Ltd.	4.303%	1/19/2029	209	206
[2,16]	Magyar Export-Import Bank Zrt.	6.125%	12/4/2027	1,480	1,506
[2,9,16]	Magyar Export-Import Bank Zrt.	6.000%	5/16/2029	407	495
[2]	OCP SA	6.100%	4/30/2030	383	392
[2]	Oman Government Bond	5.375%	3/8/2027	2,152	2,162
[2]	Oman Government Bond	6.750%	10/28/2027	1,146	1,174
[2]	Oman Government Bond	5.625%	1/17/2028	230	232
[2]	Paraguay Government Bond	4.950%	4/28/2031	526	526
[2]	Paraguay Government Bond	5.850%	8/21/2033	200	207
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.125%	5/15/2027	200	199
[2]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	5.450%	5/21/2028	600	603
	Petroleos Mexicanos	6.490%	1/23/2027	354	356
	Petroleos Mexicanos	6.500%	3/13/2027	553	558
	Petroleos Mexicanos	5.350%	2/12/2028	1,620	1,621
	Petroleos Mexicanos	6.500%	1/23/2029	1,447	1,476
	Petroleos Mexicanos	8.750%	6/2/2029	3,036	3,248
	Petroleos Mexicanos	6.840%	1/23/2030	580	596
	Petroleos Mexicanos	6.750%	9/21/2047	100	85
	Petroleos Mexicanos	6.350%	2/12/2048	73	60
	Petroleos Mexicanos	6.950%	1/28/2060	14	12
[2]	Petroliam Nasional Bhd.	7.625%	10/15/2026	2,600	2,623
	Province of Ontario	4.850%	5/29/2036	1,866	1,889
[2]	Province of Quebec	4.625%	6/3/2036	4,725	4,691
[2,7]	Qatar Energy	4.625%	6/23/2029	3,500	3,478
[2]	Republic of Chile	2.750%	1/31/2027	1,019	1,008
[2]	Republic of Chile	4.350%	4/13/2031	3,000	2,947
[2]	Republic of Colombia	6.500%	1/21/2033	323	328
	Republic of Costa Rica	7.158%	3/12/2045	500	551
[2,9]	Republic of Cyprus	3.250%	6/27/2031	297	343
[2,9]	Republic of Cyprus	3.250%	1/28/2036	2,505	2,846
[2]	Republic of Ecuador	0.000%	7/31/2030	2,061	1,781
[2]	Republic of Ecuador	6.900%	7/31/2035	1,335	1,225
[2]	Republic of Ecuador	5.000%	7/31/2040	413	346
[2]	Republic of El Salvador	8.625%	2/28/2029	250	263
[2]	Republic of El Salvador	9.250%	4/17/2030	579	622
[2,7]	Republic of Finland	4.500%	6/3/2036	5,317	5,297
[2]	Republic of Ghana	0.000%	7/3/2026	62	62
[2]	Republic of Ghana	5.000%	7/3/2029	324	319
[2]	Republic of Guatemala	4.375%	6/5/2027	1,600	1,590
[2]	Republic of Guatemala	4.875%	2/13/2028	570	567
[2]	Republic of Guatemala	5.250%	8/10/2029	250	249
[2]	Republic of Guatemala	4.900%	6/1/2030	604	597
[2]	Republic of Hungary	6.125%	5/22/2028	452	463
[2]	Republic of Hungary	5.375%	9/26/2030	2,224	2,258
[9]	Republic of Hungary	4.250%	5/26/2033	362	426
[2,9]	Republic of Hungary	5.375%	9/12/2033	22	28
[9]	Republic of Hungary	4.875%	3/25/2038	265	318
[2]	Republic of Hungary	6.750%	9/23/2055	1,077	1,174
[9]	Republic of Iceland	2.625%	5/27/2030	1,886	2,126
[9]	Republic of Iceland	3.250%	5/27/2031	1,073	1,238
[2]	Republic of Indonesia	5.250%	1/15/2030	200	203
[2]	Republic of Indonesia	5.030%	5/29/2031	1,600	1,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Republic of Indonesia	1.100%	3/12/2033	110	103
[2,9]	Republic of Indonesia	4.500%	5/29/2033	700	808
[9]	Republic of Indonesia	3.750%	10/16/2033	2,170	2,388
[9]	Republic of Indonesia	4.100%	3/4/2034	330	370
[2]	Republic of Indonesia	5.690%	5/29/2036	300	306
[2,9]	Republic of Italy	3.300%	6/15/2033	2,846	3,258
[2,7,9]	Republic of Italy	4.650%	10/1/2055	1,434	1,700
[2]	Republic of Kenya	7.875%	2/26/2034	654	650
[2,9]	Republic of Lithuania	3.625%	3/10/2036	881	1,007
[2]	Republic of Panama	2.252%	9/29/2032	655	550
[2]	Republic of Panama	5.227%	2/23/2034	361	356
[2]	Republic of Peru	2.783%	1/23/2031	599	551
[7,17]	Republic of Peru	6.850%	8/12/2035	808	249
[7,17]	Republic of Peru	7.600%	8/12/2039	674	212
[17]	Republic of Peru	5.350%	8/12/2040	539	137
[2]	Republic of Poland	6.125%	4/14/2056	440	447
[2,9]	Republic of Romania	5.875%	7/11/2032	50	60
[2,9]	Republic of Romania	4.625%	3/4/2033	37	41
[2,9]	Republic of Romania	5.375%	6/7/2033	70	81
[2]	Republic of Romania	6.375%	1/30/2034	110	112
[2,7]	Republic of Romania	5.750%	7/4/2036	650	622
[2,9]	Republic of Romania	3.375%	1/28/2050	478	356
[2]	Republic of South Africa	4.850%	9/27/2027	515	516
[2,18]	Republic of South Africa	6.250%	3/31/2036	25,655	1,340
[7]	Republic of Sri Lanka	4.000%	4/15/2028	18	17
[2]	Republic of Sri Lanka	3.100%	1/15/2030	62	63
[2,7]	Republic of Sri Lanka	3.100%	1/15/2030	77	78
[2]	Republic of Sri Lanka	3.350%	3/15/2033	28	27
[2]	Republic of Sri Lanka	3.600%	6/15/2035	33	27
[2]	Republic of Sri Lanka	3.600%	2/15/2038	41	42
	Republic of the Philippines	5.325%	6/24/2036	1,000	1,001
[2,7]	Republic of Trinidad & Tobago	6.500%	1/28/2036	561	576
[2]	Republic of Turkiye	9.875%	1/15/2028	322	342
[2]	Republic of Turkiye	5.125%	2/17/2028	213	211
	Republic of Turkiye	6.375%	5/22/2031	1,314	1,311
[2]	Republic of Turkiye	7.125%	2/12/2032	270	277
	Republic of Turkiye	6.300%	3/14/2033	2,900	2,831
[2,9]	Republic of Uzbekistan Bond	5.375%	5/29/2027	1,895	2,193
[2,9]	Republic of Uzbekistan Bond	5.100%	2/25/2029	880	1,029
[2]	Republic of Zambia	5.750%	6/30/2033	1,124	1,110
[2]	Saudi Arabian Oil Co.	3.500%	4/16/2029	200	193
[2]	Saudi Arabian Oil Co.	4.375%	2/2/2031	460	449
[2]	Serbia International Bond	2.125%	12/1/2030	370	323
	Sharjah Sukuk Program Ltd.	2.942%	6/10/2027	912	896
[9]	Slovakia Government Bond	3.750%	2/27/2040	1,856	2,085
[9]	Slovakia Government Bond	4.125%	2/19/2046	1,420	1,611
[2,9]	State of Israel	5.000%	10/30/2026	850	977
[2]	State of Israel	5.375%	3/12/2029	203	205
[2]	State of Israel	5.375%	2/19/2030	340	344
[2]	State of Israel	4.500%	1/13/2031	820	802
[2]	State of Israel	5.750%	3/12/2054	340	325
[5]	State Oil Co. of the Azerbaijan Republic	6.570%	7/7/2056	1,700	1,696
[2,7]	Telecommunications Co. Telekom Srbija AD Belgrade	7.250%	5/18/2031	668	667
[9]	Treasury Corp. of Victoria	3.625%	9/29/2040	755	857
[2,7]	Turkiye Ihracat Kredi Bankasi A/S	6.125%	5/2/2029	1,580	1,566
[2]	Ukraine Government Bond	0.000%	2/1/2030	3	2
[2]	Ukraine Government Bond	4.000%	2/1/2032	317	262
[2]	Ukraine Government Bond	4.500%	2/1/2034	44	31
[2]	Ukraine Government Bond	0.000%	2/1/2036	24	15
[2]	Ukraine Government Bond	4.500%	2/1/2036	823	565
	United Mexican States	4.150%	3/28/2027	220	220
[2]	United Mexican States	5.850%	7/2/2032	3,504	3,542
[2]	United Mexican States	5.375%	3/22/2033	607	595
[2]	United Mexican States	4.875%	5/19/2033	124	118
[2]	United Mexican States	6.250%	8/27/2037	2,369	2,369
[2,7]	Uzbekneftegaz JSC	8.750%	5/7/2030	840	903
[9]	Xunta de Galicia	3.290%	4/30/2033	1,153	1,333
Total Sovereign Bonds (Cost $198,305)					199,175

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (0.1%)
	Los Angeles CA Department of Water & Power Revenue (Cost $754)		6.574%	7/1/2045	735	780
					Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[19]	Vanguard Market Liquidity Fund (Cost $12,405)		3.682%		124,065	12,405
		Expiration Date	Contracts	Exercise Price	Notional Amount ($000)
Options Purchased (0.1%)
Exchange-Traded Options (0.0%)
Call Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	8	$109.00	872	8
Put Options
	10-Year U.S. Treasury Note Futures Contracts	7/24/2026	8	109.00	872	2
	Long U.S. Treasury Bond Futures Contracts	7/24/2026	3	110.00	330	—
						2
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Over-the-Counter Swaptions (0.1%)
Call Swaptions
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 2.500% Annually	BANA	3/10/2028	2.500%	7,710	15
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.454% Annually	NGFP	10/19/2026	3.454%	10,190	10
	2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.910% Annually	JPMC	6/24/2027	3.910%	5,260	37
	10-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.350% Annually	NGFP	10/16/2030	3.350%	4,500	109
						171
Put Swaptions
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.450% Annually	JPMC	2/5/2027	3.450%	4,880	58
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.454% Annually	NGFP	10/19/2026	3.454%	10,190	117
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.500% Annually	WFB	1/21/2027	3.500%	4,900	55
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.600% Annually	JPMC	1/20/2028	3.600%	5,170	58
	2-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.910% Annually	JPMC	6/24/2027	3.910%	5,260	38
	10-Year Interest Rate Swap, Receives SOFR Annually, Pays 4.856% Annually	BARC	5/22/2028	4.856%	1,900	29
						355
Total Options Purchased (Cost $490)						536
Total Investments (97.4%) (Cost $935,239)						931,261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.4%)
[2,3,5]	UMBS Pool (Proceeds $3,859)	6.000%	11/1/2052–7/25/2056	(3,878)	(3,860)
Other Assets and Liabilities—Net (3.0%)					28,436
Net Assets (100%)					955,837

Cost is in $000.

1	Securities with a value of $2,356 have been segregated as initial margin for open centrally cleared swap contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Securities with a value of $5,053 have been segregated as initial margin for open futures contracts.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2026.
6
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, the aggregate value was $229,356, representing 24.0% of net assets.

8	Security value determined using significant unobservable inputs.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Face amount denominated in Canadian dollars.
12	Payment-in-kind (PIK) security which may pay interest as additional principal.
13	Guaranteed by the Republic of South Africa.
14	Face amount denominated in Japanese yen.
15	Guaranteed by the Federal Republic of Germany.
16	Guaranteed by the Republic of Hungary.
17	Face amount denominated in Peruvian sol.
18	Face amount denominated in South African rand.
19	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

1YR—1-year.
BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
CLO—Collateralized Loan Obligation.
CMT—Constant Maturing Treasury Rate.
DAC—Designated Activity Company.
EURIBOR12M—Euro Interbank Offered Rate 12-Month.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR12M—CME Term Secured Overnight Financing Rate 12-Month.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
TSFR6M—CME Term Secured Overnight Financing Rate 6-Month.
UMBS—Uniform Mortgage-Backed Securities.
WFB—Wells Fargo Bank N.A.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 1.500% Annually	BANA	3/10/2028	1.500%	12,336	(7)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.910% Annually	JPMC	6/24/2027	2.910%	8,940	(15)
2-Year Interest Rate Swap, Receives SOFR Annually, Pays 2.954% Annually	NGFP	10/19/2026	2.954%	15,285	(4)
10-Year Interest Rate Swap, Receives SOFR Annually, Pays 3.608% Annually	NGFP	10/16/2035	3.608%	3,800	(166)
					(192)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	JPMC	2/5/2027	3.750%	9,750	(76)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.750% Annually	WFB	1/21/2027	3.750%	9,800	(76)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.850% Annually	JPMC	1/20/2028	3.850%	5,170	(45)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 3.954% Annually	NGFP	10/19/2026	3.954%	15,285	(66)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.100% Annually	JPMC	1/20/2028	4.100%	5,170	(34)
2-Year Interest Rate Swap, Pays SOFR Annually, Receives 4.910% Annually	JPMC	6/24/2027	4.910%	8,940	(17)
10-Year Interest Rate Swap, Pays SOFR Annually, Receives 5.327% Annually	BARC	5/21/2036	5.327%	1,900	(115)
					(429)
Total Options Written (Premiums Received $519)					(621)

BANA—Bank of America, N.A.
BARC—Barclays Bank plc.
JPMC—JPMorgan Chase Bank, N.A.
NGFP—Normura Global Financial Products Inc.
WFB—Wells Fargo Bank N.A.

Futures Contracts
($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2026	239	49,266	(43)
5-Year U.S. Treasury Note	September 2026	597	63,907	34
10-Year U.S. Treasury Note	September 2026	88	9,670	15
Long U.S. Treasury Bond	September 2026	320	36,320	505
Ultra Long U.S. Treasury Bond	September 2026	228	26,484	403
914

Short Futures Contracts
10-Year Government of Canada Bond	September 2026	(42)	(3,587)	(36)
10-Year Japanese Government Bond	September 2026	(15)	(11,787)	(37)
Euro-Bobl	September 2026	(83)	(10,942)	(76)
Euro-BTP	September 2026	(136)	(18,546)	(289)
Euro-Bund	September 2026	(10)	(1,455)	(9)
Euro-Buxl	September 2026	(81)	(10,294)	(293)
Euro-OAT	September 2026	(70)	(9,596)	(80)
Euro-Schatz	September 2026	(66)	(7,991)	(22)
Long Gilt	September 2026	(17)	(2,012)	(39)
Ultra 10-Year U.S. Treasury Note	September 2026	(150)	(16,870)	(71)
(952)
(38)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Toronto-Dominion Bank	9/16/2026	CHF	42	USD	54	—	(1)
Wells Fargo Bank N.A.	9/16/2026	EUR	2,653	USD	3,040	2	—
State Street Bank & Trust Co.	9/16/2026	EUR	1,518	USD	1,754	—	(13)
State Street Bank & Trust Co.	9/17/2026	EUR	1,074	USD	1,250	—	(19)
Royal Bank of Canada	9/17/2026	EUR	990	USD	1,150	—	(14)
Royal Bank of Canada	9/17/2026	EUR	744	USD	849	3	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/16/2026	EUR	45	USD	52	—	—
Toronto-Dominion Bank	9/17/2026	EUR	34	USD	40	—	(1)
Wells Fargo Bank N.A.	9/16/2026	GBP	921	USD	1,237	—	(16)
Bank of Montreal	9/16/2026	GBP	913	USD	1,208	3	—
Bank of Montreal	9/16/2026	HUF	10,352	USD	33	—	—
Wells Fargo Bank N.A.	9/16/2026	JPY	18,545	USD	116	—	(2)
Barclays Bank plc	9/16/2026	JPY	6,938	USD	44	—	(1)
HSBC Bank plc	9/16/2026	JPY	6,323	USD	39	—	—
UBS AG	9/17/2026	MXN	26,620	USD	1,535	—	(23)
State Street Bank & Trust Co.	9/17/2026	MXN	742	USD	43	—	—
HSBC Bank plc	9/17/2026	MXN	314	USD	18	—	—
Bank of America, N.A.	9/17/2026	MXN	241	USD	14	—	—
HSBC Bank plc	9/17/2026	MXN	141	USD	8	—	—
Wells Fargo Bank N.A.	9/17/2026	MXN	38	USD	2	—	—
Bank of America, N.A.	9/16/2026	ZAR	458	USD	28	—	—
Goldman Sachs Bank USA	9/16/2026	ZAR	190	USD	11	—	—
State Street Bank & Trust Co.	9/16/2026	ZAR	37	USD	2	—	—
Toronto-Dominion Bank	9/16/2026	USD	62	AUD	87	1	—
State Street Bank & Trust Co.	9/16/2026	USD	354	CAD	494	5	—
Toronto-Dominion Bank	9/16/2026	USD	53	CAD	73	1	—
State Street Bank & Trust Co.	9/16/2026	USD	1	CAD	1	—	—
State Street Bank & Trust Co.	9/16/2026	USD	211	CZK	4,394	4	—
State Street Bank & Trust Co.	9/16/2026	EUR	57	CZK	1,380	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	61,710	EUR	53,264	652	—
Royal Bank of Canada	9/16/2026	USD	2,009	EUR	1,764	—	(13)
Royal Bank of Canada	9/16/2026	USD	1,508	EUR	1,295	23	—
HSBC Bank plc	9/16/2026	USD	1,476	EUR	1,277	13	—
JPMorgan Chase Bank, N.A.	9/16/2026	USD	1,255	EUR	1,078	19	—
State Street Bank & Trust Co.	9/16/2026	USD	505	EUR	435	5	—
Wells Fargo Bank N.A.	9/16/2026	USD	273	EUR	239	—	(1)
Toronto-Dominion Bank	9/16/2026	USD	228	EUR	200	—	(1)
State Street Bank & Trust Co.	9/17/2026	USD	112	EUR	97	2	—
Barclays Bank plc	9/17/2026	USD	95	EUR	82	1	—
State Street Bank & Trust Co.	9/17/2026	USD	23	EUR	20	—	—
Toronto-Dominion Bank	9/17/2026	USD	22	EUR	19	—	—
State Street Bank & Trust Co.	9/16/2026	USD	3,717	GBP	2,776	36	—
Wells Fargo Bank N.A.	9/16/2026	USD	2,436	GBP	1,820	21	—
Wells Fargo Bank N.A.	9/16/2026	USD	153	GBP	116	—	(1)
JPMorgan Chase Bank, N.A.	9/16/2026	USD	104	GBP	78	1	—
Royal Bank of Canada	9/16/2026	USD	28	GBP	21	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	1,168	JPY	185,433	21	—
Toronto-Dominion Bank	9/16/2026	USD	163	JPY	26,000	2	—
Barclays Bank plc	9/16/2026	USD	38	JPY	6,081	—	—
Royal Bank of Canada	9/16/2026	USD	27	JPY	4,297	—	—
State Street Bank & Trust Co.	9/17/2026	USD	1,570	MXN	27,232	25	—
Toronto-Dominion Bank	9/17/2026	USD	1,490	MXN	25,844	22	—
Wells Fargo Bank N.A.	9/17/2026	USD	29	MXN	497	—	—
Bank of America, N.A.	9/17/2026	USD	21	MXN	364	—	—
State Street Bank & Trust Co.	9/17/2026	USD	15	MXN	266	—	—
Canadian Imperial Bank of Commerce	9/17/2026	USD	14	MXN	245	—	—
Goldman Sachs Bank USA	9/17/2026	USD	14	MXN	240	—	—
UBS AG	9/17/2026	USD	13	MXN	220	—	—
Canadian Imperial Bank of Commerce	9/17/2026	USD	13	MXN	231	—	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
UBS AG	9/17/2026	USD	10	MXN	181	—	—
Goldman Sachs Bank USA	9/17/2026	USD	5	MXN	82	—	—
Bank of America, N.A.	9/17/2026	USD	3	MXN	60	—	—
Canadian Imperial Bank of Commerce	9/16/2026	USD	28	NZD	47	1	—
Wells Fargo Bank N.A.	9/16/2026	USD	555	PEN	1,922	—	(6)
Royal Bank of Canada	9/16/2026	USD	236	PLN	863	6	—
HSBC Bank plc	9/16/2026	EUR	13	PLN	54	—	—
State Street Bank & Trust Co.	9/16/2026	USD	1,298	ZAR	21,675	—	(17)
Canadian Imperial Bank of Commerce	9/16/2026	USD	20	ZAR	329	—	—
Wells Fargo Bank N.A.	9/16/2026	USD	11	ZAR	175	—	—
UBS AG	9/16/2026	USD	9	ZAR	147	—	—
Citibank, N.A.	9/16/2026	USD	6	ZAR	104	—	—
Canadian Imperial Bank of Commerce	9/16/2026	USD	2	ZAR	25	—	—
Deutsche Bank AG	9/16/2026	USD	—	ZAR	—	—	—
Barclays Bank plc	9/16/2026	USD	—	ZAR	2	—	—
						869	(129)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
EUR—euro.
GBP—British pound.
HUF—Hungarian forint.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
USD—U.S. dollar.
ZAR—South African rand.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date		Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
Republic of Peru	6/20/2031	USD	20	1.000	—	—
Republic of the Philippines	6/20/2031	USD	1,226	1.000	21	6
Republic of Turkiye	6/20/2031	USD	811	1.000	(42)	22
						28

Credit Protection Purchased
CDX-NA-IG-S46-V1	6/20/2031	USD	43,004	(1.000)	(954)	(69)
Republic of Colombia	6/20/2031	USD	909	(1.000)	17	(30)
United Mexican States	6/20/2031	USD	2,144	(1.000)	(14)	(21)
						(120)
						(92)

1Periodic premium received/(paid) quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
People's Republic of China/A1	6/20/2029	GSI	315	1.000	6	2	4	—
Republic of Turkiye/Ba3	6/20/2027	BANA	617	1.000	1	(7)	8	—
					7	(5)	12	—

Credit Protection Purchased
Telefonica Europe BV	12/20/2030	MSBNA	400 [2]	(1.000)	(9)	(7)	—	(2)
					(2)	(12)	12	(2)

1Periodic premium received/(paid) quarterly.
2Notional amount denominated in euro.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
MSBNA—Morgan Stanley Bank, N.A.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $25 in connection with open forward currency contracts and over-the-counter swap contracts.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/29/2027	N/A	2,216 [1]	0.000 [2]	(3.455)[3]	(3)	(3)
4/30/2027	N/A	4,432 [1]	0.000 [2]	(3.480)[3]	(7)	(7)
4/30/2027	N/A	2,216 [1]	0.000 [2]	(3.535)[3]	(4)	(4)
5/5/2027	N/A	3,324 [1]	0.000 [2]	(3.425)[3]	(6)	(6)
5/5/2027	N/A	2,216 [1]	0.000 [2]	(3.424)[3]	(4)	(4)
5/6/2027	N/A	2,216 [1]	0.000 [2]	(3.412)[3]	(4)	(4)
5/8/2027	N/A	2,327 [1]	0.000 [2]	(3.282)[3]	(2)	(2)
5/8/2027	N/A	2,216 [1]	0.000 [2]	(3.300)[3]	(3)	(3)
5/8/2027	N/A	2,216 [1]	0.000 [2]	(3.294)[3]	(2)	(2)
6/15/2027	N/A	19,000 [1]	3.935 [4]	(3.680)[5]	(11)	(13)
5/3/2028	N/A	135,980 [6]	6.482 [7]	(7.355)[8]	(43)	(43)
5/8/2028	N/A	135,980 [6]	7.167 [8]	(6.508)[7]	15	15
6/15/2028	N/A	9,500 [1]	3.680 [5]	(4.012)[4]	(2)	2
6/16/2028	6/16/2027 [9]	9,553,830 [10]	0.000 [11]	(4.910)[3]	(42)	(42)
1/2/2029	N/A	11,716 [12]	12.804 [3]	(14.150)[13]	(88)	(88)
1/2/2029	N/A	7,829 [12]	14.171 [3]	(14.150)[13]	6	6
1/2/2029	N/A	4,636 [12]	14.150 [13]	(14.175)[3]	(4)	(4)
6/10/2029	N/A	10,000 [1]	3.994 [4]	(3.680)[5]	14	14
6/10/2029	N/A	545 [1]	3.680 [5]	(4.000)[4]	(1)	(1)
6/10/2029	N/A	545 [1]	3.680 [5]	(3.988)[4]	(1)	(1)
6/10/2029	N/A	545 [1]	3.680 [5]	(4.005)[4]	(1)	(1)
6/12/2029	N/A	1,090 [1]	3.680 [5]	(3.975)[4]	(1)	(1)
9/19/2029	9/16/2026 [9]	11,430 [14]	2.940 [15]	(0.000)[16]	34	33
9/18/2030	N/A	102,130 [17]	3.589 [4]	(3.590)[18]	(9)	(7)
11/30/2030	10/5/2026 [9]	11,000 [1]	0.000 [5]	(3.896)[4]	8	7
11/30/2030	10/5/2026 [9]	2,500 [1]	0.000 [5]	(3.895)[4]	2	2
4/24/2031	N/A	12,590 [19]	6.767 [20]	(7.508)[21]	(5)	(5)
4/28/2031	N/A	3,910 [22]	3.900 [23]	(4.425)[4]	(22)	(22)
4/29/2031	N/A	22,850 [19]	6.775 [20]	(7.705)[21]	(21)	(21)

Centrally Cleared Interest Rate Swaps (continued)
Termination Date	Future Effective Date	Notional Amount (000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
4/30/2031	N/A	42,495 [6]	6.760 [7]	(7.975)[8]	(30)	(30)
5/1/2031	N/A	20,125 [6]	6.760 [7]	(7.945)[8]	(13)	(13)
6/5/2031	N/A	2,681,780 [10]	4.500 [24]	(5.005)[15]	(38)	(38)
6/10/2031	N/A	6,000 [1]	3.680 [5]	(3.991)[4]	(23)	(23)
6/29/2031	6/29/2029 [9]	9,300 [1]	3.795 [4]	(0.000)[5]	(9)	(9)
9/17/2031	9/16/2026 [9]	4,340 [25]	2.690 [4]	(0.000)[26]	48	50
4/2/2032	4/2/2027 [9]	2,330 [1]	3.650 [4]	(0.000)[5]	(27)	(27)
7/2/2032	7/2/2030 [9]	292 [1]	3.899 [4]	(0.000)[5]	—	—
7/2/2034	7/2/2032 [9]	629 [1]	0.000 [5]	(4.081)[4]	—	—
9/19/2035	N/A	7,380 [22]	3.820 [23]	(4.400)[4]	(75)	(73)
2/15/2036	9/30/2026 [9]	6,700 [1]	0.000 [5]	(4.073)[4]	(30)	(30)
4/28/2036	N/A	37,050 [6]	6.508 [7]	(8.180)[8]	(11)	(11)
6/30/2036	6/30/2031 [9]	8,480 [1]	0.000 [5]	(4.091)[4]	21	21
7/2/2036	7/2/2026 [9]	5,283 [1]	0.000 [2]	(2.381)[3]	—	—
7/2/2036	7/2/2026 [9]	217 [1]	0.000 [2]	(2.370)[3]	—	—
7/3/2036	7/3/2034 [9]	339 [1]	4.272 [4]	(0.000)[5]	—	—
4/2/2037	4/2/2027 [9]	1,280 [1]	0.000 [5]	(3.924)[4]	13	13
10/18/2040	10/18/2030 [9]	1,800 [1]	0.000 [5]	(4.100)[4]	23	23
1/22/2041	1/22/2031 [9]	320 [1]	4.517 [4]	(0.000)[5]	5	5
5/27/2041	5/27/2031 [9]	270 [1]	4.588 [4]	(0.000)[5]	5	5
11/15/2043	9/30/2026 [9]	1,000 [1]	4.333 [4]	(0.000)[5]	14	14
11/15/2043	9/30/2026 [9]	800 [1]	4.319 [4]	(0.000)[5]	10	10
11/15/2043	9/30/2026 [9]	800 [1]	4.272 [4]	(0.000)[5]	5	5
11/15/2043	9/30/2026 [9]	700 [1]	4.270 [4]	(0.000)[5]	4	4
10/18/2045	10/18/2035 [9]	2,000 [1]	4.358 [4]	(0.000)[5]	(22)	(22)
1/22/2046	1/22/2036 [9]	390 [1]	0.000 [5]	(4.781)[4]	(5)	(5)
6/25/2046	6/25/2036 [9]	2,850 [1]	4.470 [4]	(0.000)[5]	(15)	(15)
7/20/2056	7/20/2026 [9]	170 [1]	0.000 [5]	(4.235)[4]	(1)	(1)
					(358)	(352)

1Notional amount denominated in U.S. dollar.
2Zero-coupon. Based on the return of US Consumer Price Index for All Urban Consumers (USCPIU). Interest payment received/(paid) at maturity.
3Interest payment received/(paid) at maturity.
4Interest payment received/(paid) annually.
5Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
6Notional amount denominated in Mexican pesos.
7Based on Mexican Interbank Equilibrium Interest Rate Overnight Index Swap (TIIEOIS) as of the most recent reset date. Interest payment received/(paid) every 28 days.
8Interest payment received/(paid) every 28 days.
9Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
10Notional amount denominated in Chilean peso.
11Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) at maturity.
12Notional amount denominated in Brazilian real.
13Based on Overnight Brazil CETIP Interbank Deposit Rate as of the most recent reset date. Interest payment received/(paid) at maturity.
14Notional amount denominated in Canadian dollar.
15Interest payment received/(paid) semi-annually.
16Based on Canadian Overnight Repo Rate Average (CORRA) as of the most recent reset date. Interest payment received/(paid) semi-annually.
17Notional amount denominated in Czech koruna.
18Based on 6-month Prague Interbank Offered Rate (PRIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
19Notional amount denominated in South African rand.
20Based on Johannesburg Interbank Agreed Rate (JIBAR) as of the most recent reset date. Interest payment received/(paid) quarterly.
21Interest payment received/(paid) quarterly.
22Notional amount denominated in Polish zloty.
23Based on 6-month Warsaw Interbank Offered Rate (WIBOR) as of the most recent reset date. Interest payment received/(paid) semi-annually.
24Based on Sinacofi Chile Interbank Rate Average (CLICP) as of the most recent reset date. Interest payment received/(paid) semi-annually.
25Notional amount denominated in euro.
26Based on Euro Short Term Rate (ESTR) as of the most recent reset date. Interest payment received/(paid) annually.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund's right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies depending on whether the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received. Counterparty risk involving options on futures contracts is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.
The fund invests in options on foreign currency, which are transacted over-the-counter (OTC) and not on an exchange. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into options with a diverse group of prequalified counterparties and monitoring their financial strength. The primary risk associated with purchasing options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options on foreign currency is that the value of the underlying foreign currencies may move in such a way that the exercise price of the option exceeds the value of the underlying investment, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.
Options contracts on futures and foreign currency are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
The fund had no open options contracts on foreign currency at June 30, 2026.
G. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange.  The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.
H. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates or credit exposure. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
J. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. The fund enters into inflation swap transactions to transfer inflation risk from one party to another through an exchange of cash flows. Under the terms of the swap, one party pays a fixed rate applied to a notional amount. In return, the other party pays a floating rate linked to an inflation index.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
K. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	249,880	—	249,880
Asset-Backed/Commercial Mortgage-Backed Securities	—	147,242	930	148,172
Corporate Bonds	—	317,891	—	317,891
Floating Rate Loan Interests	—	2,422	—	2,422
Sovereign Bonds	—	199,175	—	199,175
Taxable Municipal Bonds	—	780	—	780
Temporary Cash Investments	12,405	—	—	12,405
Options Purchased	10	526	—	536
Total	12,415	917,916	930	931,261
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(3,860)	—	(3,860)

Derivative Financial Instruments
Assets
Futures Contracts[1]	957	—	—	957
Forward Currency Contracts	—	869	—	869
Swap Contracts[1]	—	269	—	269
Total	957	1,138	—	2,095
Liabilities
Options Written	—	(621)	—	(621)
Futures Contracts[1]	(995)	—	—	(995)
Forward Currency Contracts	—	(129)	—	(129)
Swap Contracts[1]	—	(703)	—	(703)
Total	(995)	(1,453)	—	(2,448)

1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.